Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Victory Portfolios
Entity Central Index Key	0000802716
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000168333
Shareholder Report [Line Items]
Fund Name	Victory RS Partners Fund
Class Name	Class A
Trading Symbol	RSPFX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$143	1.33%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  In 2024, strong performance from stock selection in the financials, consumer discretionary, and industrials aided relative positive performance.

  Within the financials sector, the Fund benefited from strong performance in both insurance companies and in banks.

  Within the insurance sector, the Fund benefited from its holding in Kemper Corp., a U.S. insurer that primarily writes personal auto insurance. The company has benefited from increased industry pricing over the last several years.

  In the consumer discretionary, despite a challenging year for the consumer, we were able to find compelling opportunities. Modine Manufacturing Co., the supplier of HVAC parts, performed well as new management continued to execute a returns focused strategy.

  In the industrials sector, strong performance from names that are beneficiaries from infrastructure spending contributed to relative positive performance.

Top detractors from performance:

  The Fund was negatively impacted by holdings in the materials sector, which was largely driven by underperformance from its holding of Constellium SE. The manufacturer of aluminum products saw weakness in demand in its aerospace and automotive businesses.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Partners Fund Class A @ NAV - $24,013	Victory RS Partners Fund Class A @ MOP - $22,629	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 2000® Value Index - $19,934
12/14	$10,000	$9,424	$10,000	$10,000
12/15	$8,926	$8,412	$10,048	$9,253
12/16	$11,072	$10,434	$11,327	$12,190
12/17	$12,645	$11,917	$13,721	$13,146
12/18	$11,123	$10,482	$13,002	$11,455
12/19	$14,537	$13,699	$17,035	$14,020
12/20	$14,604	$13,762	$20,593	$14,669
12/21	$18,924	$17,834	$25,877	$18,816
12/22	$18,066	$17,025	$20,907	$16,091
12/23	$20,894	$19,690	$26,334	$18,448
12/24	$24,013	$22,629	$32,604	$19,934

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	14.93%	10.56%	9.16%
Class A @ MOP	8.32%	9.26%	8.51%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 2000® Value IndexFootnote Reference2	8.05%	7.29%	7.14%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 544,687,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 4,134,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$544,687
Number of Holdings	63
Investment Advisory Fees	$4,134
Portfolio Turnover	48%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.9%
Utilities	3.9%
Health Care	4.2%
Information Technology	5.4%
Materials	6.3%
Energy	7.5%
Real Estate	8.4%
Industrials	10.6%
Consumer Discretionary	10.6%
FinancialsFootnote Reference**	33.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168334
Shareholder Report [Line Items]
Fund Name	Victory RS Partners Fund
Class Name	Class R
Trading Symbol	RSPKX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$181	1.69%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  In 2024, strong performance from stock selection in the financials, consumer discretionary, and industrials aided relative positive performance.

  Within the financials sector, the Fund benefited from strong performance in both insurance companies and in banks.

  Within the insurance sector, the Fund benefited from its holding in Kemper Corp., a U.S. insurer that primarily writes personal auto insurance. The company has benefited from increased industry pricing over the last several years.

  In the consumer discretionary, despite a challenging year for the consumer, we were able to find compelling opportunities. Modine Manufacturing Co., the supplier of HVAC parts, performed well as new management continued to execute a returns focused strategy.

  In the industrials sector, strong performance from names that are beneficiaries from infrastructure spending contributed to relative positive performance.

Top detractors from performance:

  The Fund was negatively impacted by holdings in the materials sector, which was largely driven by underperformance from its holding of Constellium SE. The manufacturer of aluminum products saw weakness in demand in its aerospace and automotive businesses.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Partners Fund Class R - $23,156	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 2000® Value Index - $19,934
12/14	$10,000	$10,000	$10,000
12/15	$8,891	$10,048	$9,253
12/16	$10,992	$11,327	$12,190
12/17	$12,510	$13,721	$13,146
12/18	$10,960	$13,002	$11,455
12/19	$14,277	$17,035	$14,020
12/20	$14,285	$20,593	$14,669
12/21	$18,449	$25,877	$18,816
12/22	$17,553	$20,907	$16,091
12/23	$20,220	$26,334	$18,448
12/24	$23,156	$32,604	$19,934

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R	14.52%	10.16%	8.76%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 2000® Value IndexFootnote Reference2	8.05%	7.29%	7.14%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 544,687,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 4,134,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$544,687
Number of Holdings	63
Investment Advisory Fees	$4,134
Portfolio Turnover	48%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.9%
Utilities	3.9%
Health Care	4.2%
Information Technology	5.4%
Materials	6.3%
Energy	7.5%
Real Estate	8.4%
Industrials	10.6%
Consumer Discretionary	10.6%
FinancialsFootnote Reference**	33.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000244343
Shareholder Report [Line Items]
Fund Name	Victory RS Partners Fund
Class Name	Class R6
Trading Symbol	RPPRX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$96	0.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  In 2024, strong performance from stock selection in the financials, consumer discretionary, and industrials aided relative positive performance.

  Within the financials sector, the Fund benefited from strong performance in both insurance companies and in banks.

  Within the insurance sector, the Fund benefited from its holding in Kemper Corp., a U.S. insurer that primarily writes personal auto insurance. The company has benefited from increased industry pricing over the last several years.

  In the consumer discretionary, despite a challenging year for the consumer, we were able to find compelling opportunities. Modine Manufacturing Co., the supplier of HVAC parts, performed well as new management continued to execute a returns focused strategy.

  In the industrials sector, strong performance from names that are beneficiaries from infrastructure spending contributed to relative positive performance.

Top detractors from performance:

  The Fund was negatively impacted by holdings in the materials sector, which was largely driven by underperformance from its holding of Constellium SE. The manufacturer of aluminum products saw weakness in demand in its aerospace and automotive businesses.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Partners Fund Class R6 - $13,392	Russell 3000® Index (regulatory broad based index) - $14,197	Russell 2000® Value Index - $12,922
6/23Footnote Reference*	$10,000	$10,000	$10,000
6/23	$10,667	$10,576	$10,692
9/23	$10,445	$10,232	$10,376
12/23	$11,600	$11,467	$11,959
3/24	$12,718	$12,616	$12,306
6/24	$11,988	$13,022	$11,857
9/24	$13,365	$13,833	$13,061
12/24	$13,392	$14,197	$12,922

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class R6	15.44%Footnote Reference	20.25%Footnote Reference
Russell 3000®IndexFootnote Reference1	23.81%	24.77%
Russell 2000® Value IndexFootnote Reference2	8.05%	17.57%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 544,687,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 4,134,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$544,687
Number of Holdings	63
Investment Advisory Fees	$4,134
Portfolio Turnover	48%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.9%
Utilities	3.9%
Health Care	4.2%
Information Technology	5.4%
Materials	6.3%
Energy	7.5%
Real Estate	8.4%
Industrials	10.6%
Consumer Discretionary	10.6%
FinancialsFootnote Reference**	33.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168335
Shareholder Report [Line Items]
Fund Name	Victory RS Partners Fund
Class Name	Class Y
Trading Symbol	RSPYX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$101	0.94%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  In 2024, strong performance from stock selection in the financials, consumer discretionary, and industrials aided relative positive performance.

  Within the financials sector, the Fund benefited from strong performance in both insurance companies and in banks.

  Within the insurance sector, the Fund benefited from its holding in Kemper Corp., a U.S. insurer that primarily writes personal auto insurance. The company has benefited from increased industry pricing over the last several years.

  In the consumer discretionary, despite a challenging year for the consumer, we were able to find compelling opportunities. Modine Manufacturing Co., the supplier of HVAC parts, performed well as new management continued to execute a returns focused strategy.

  In the industrials sector, strong performance from names that are beneficiaries from infrastructure spending contributed to relative positive performance.

Top detractors from performance:

  The Fund was negatively impacted by holdings in the materials sector, which was largely driven by underperformance from its holding of Constellium SE. The manufacturer of aluminum products saw weakness in demand in its aerospace and automotive businesses.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Partners Fund Class Y - $24,830	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 2000® Value Index - $19,934
12/14	$10,000	$10,000	$10,000
12/15	$8,953	$10,048	$9,253
12/16	$11,138	$11,327	$12,190
12/17	$12,763	$13,721	$13,146
12/18	$11,261	$13,002	$11,455
12/19	$14,772	$17,035	$14,020
12/20	$14,887	$20,593	$14,669
12/21	$19,358	$25,877	$18,816
12/22	$18,538	$20,907	$16,091
12/23	$21,517	$26,334	$18,448
12/24	$24,830	$32,604	$19,934

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	15.40%Footnote Reference	10.94%	9.52%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 2000® Value IndexFootnote Reference2	8.05%	7.29%	7.14%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 544,687,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 4,134,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$544,687
Number of Holdings	63
Investment Advisory Fees	$4,134
Portfolio Turnover	48%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.9%
Utilities	3.9%
Health Care	4.2%
Information Technology	5.4%
Materials	6.3%
Energy	7.5%
Real Estate	8.4%
Industrials	10.6%
Consumer Discretionary	10.6%
FinancialsFootnote Reference**	33.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000219866
Shareholder Report [Line Items]
Fund Name	Victory RS Partners Fund
Class Name	Member Class
Trading Symbol	RSPMX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$122	1.13%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  In 2024, strong performance from stock selection in the financials, consumer discretionary, and industrials aided relative positive performance.

  Within the financials sector, the Fund benefited from strong performance in both insurance companies and in banks.

  Within the insurance sector, the Fund benefited from its holding in Kemper Corp., a U.S. insurer that primarily writes personal auto insurance. The company has benefited from increased industry pricing over the last several years.

  In the consumer discretionary, despite a challenging year for the consumer, we were able to find compelling opportunities. Modine Manufacturing Co., the supplier of HVAC parts, performed well as new management continued to execute a returns focused strategy.

  In the industrials sector, strong performance from names that are beneficiaries from infrastructure spending contributed to relative positive performance.

Top detractors from performance:

  The Fund was negatively impacted by holdings in the materials sector, which was largely driven by underperformance from its holding of Constellium SE. The manufacturer of aluminum products saw weakness in demand in its aerospace and automotive businesses.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Partners Fund Member Class - $20,768	Russell 3000® Index (regulatory broad based index) - $18,329	Russell 2000® Value Index - $17,073
11/20Footnote Reference*	$10,000	$10,000	$10,000
12/20	$12,522	$11,577	$12,564
12/21	$16,265	$14,548	$16,116
12/22	$15,556	$11,754	$13,782
12/23	$18,031	$14,804	$15,800
12/24	$20,768	$18,329	$17,073

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Member Class	15.18%Footnote Reference	19.20%Footnote Reference
Russell 3000®IndexFootnote Reference1	23.81%	15.67%
Russell 2000® Value IndexFootnote Reference2	8.05%	13.72%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 544,687,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 4,134,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$544,687
Number of Holdings	63
Investment Advisory Fees	$4,134
Portfolio Turnover	48%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.9%
Utilities	3.9%
Health Care	4.2%
Information Technology	5.4%
Materials	6.3%
Energy	7.5%
Real Estate	8.4%
Industrials	10.6%
Consumer Discretionary	10.6%
FinancialsFootnote Reference**	33.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168336
Shareholder Report [Line Items]
Fund Name	Victory RS Value Fund
Class Name	Class A
Trading Symbol	RSVAX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$138	1.30%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  The Fund modestly underperformed the Russell Midcap® Value Index during 2024, despite generating strong stock performance from the communication services and utilities sectors.

Top detractors from performance:

  Cyclical headwinds in the automotive, agriculture, and health care sectors pressured shares of several names in the portfolio.

  In the automotive sector, higher cost of ownership through higher sticker prices and higher interest rates muted sales.

  In the agriculture sector, lower crop prices and stubbornly high input prices have led to lower profit margins for farmers.

  In the health care sector, an excess supply of lab space impacted the demand for medical office real estate.

In total, these near-term cyclical pressures have not changed our longer-term outlook for investments in these sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Value Fund Class A @ NAV - $20,873	Victory RS Value Fund Class A @ MOP - $19,670	Russell 1000® Index (regulatory broad based index) - $33,560	Russell Midcap® Value Index - $21,798
12/14	$10,000	$9,424	$10,000	$10,000
12/15	$9,382	$8,842	$10,092	$9,522
12/16	$10,407	$9,807	$11,308	$11,426
12/17	$12,218	$11,515	$13,761	$12,951
12/18	$10,905	$10,277	$13,102	$11,359
12/19	$14,324	$13,498	$17,220	$14,433
12/20	$13,952	$13,149	$20,830	$15,150
12/21	$17,763	$16,740	$26,340	$19,443
12/22	$17,235	$16,242	$21,302	$17,104
12/23	$18,532	$17,464	$26,953	$19,278
12/24	$20,873	$19,670	$33,560	$21,798

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	12.63%	7.82%	7.64%
Class A @ MOP	6.15%	6.55%	7.00%
Russell 1000®IndexFootnote Reference1	24.51%	14.28%	12.87%
Russell Midcap® Value IndexFootnote Reference2	13.07%	8.59%	8.10%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
Material Change Description [Text Block]	the Fund's Class R shares converted to Class A shares
Material Change Date	Mar. 29, 2024
AssetsNet	$ 275,432,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,411,000
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$275,432
Number of Holdings	61
Investment Advisory Fees	$2,411
Portfolio Turnover	39%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	4.6%
Energy	5.1%
Utilities	5.9%
Consumer Discretionary	6.2%
Real Estate	6.8%
Consumer Staples	6.8%
Health Care	7.3%
Information Technology	9.4%
Industrials	18.0%
Financials	23.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 29, 2024the Fund's Class R shares converted to Class A shares. For more complete information, you may review the Fund's prospectus, issued May 1, 2024.
C000168337
Shareholder Report [Line Items]
Fund Name	Victory RS Value Fund
Class Name	Class C
Trading Symbol	RVACX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$219	2.07%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  The Fund modestly underperformed the Russell Midcap® Value Index during 2024, despite generating strong stock performance from the communication services and utilities sectors.

Top detractors from performance:

  Cyclical headwinds in the automotive, agriculture, and health care sectors pressured shares of several names in the portfolio.

  In the automotive sector, higher cost of ownership through higher sticker prices and higher interest rates muted sales.

  In the agriculture sector, lower crop prices and stubbornly high input prices have led to lower profit margins for farmers.

  In the health care sector, an excess supply of lab space impacted the demand for medical office real estate.

In total, these near-term cyclical pressures have not changed our longer-term outlook for investments in these sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Value Fund Class C @ NAV - $19,609	Victory RS Value Fund Class C @ CDSC - $19,609	Russell 1000® Index (regulatory broad based index) - $33,560	Russell Midcap® Value Index - $21,798
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,308	$9,308	$10,092	$9,522
12/16	$10,240	$10,240	$11,308	$11,426
12/17	$11,933	$11,933	$13,761	$12,951
12/18	$10,572	$10,572	$13,102	$11,359
12/19	$13,778	$13,778	$17,220	$14,433
12/20	$13,316	$13,316	$20,830	$15,150
12/21	$16,816	$16,816	$26,340	$19,443
12/22	$16,191	$16,191	$21,302	$17,104
12/23	$17,409	$17,409	$26,953	$19,278
12/24	$19,609	$19,609	$33,560	$21,798

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	11.75%	6.99%	6.97%
Class C @ CDSC	10.75%	6.99%	6.97%
Russell 1000®IndexFootnote Reference1	24.51%	14.28%	12.87%
Russell Midcap® Value IndexFootnote Reference2	13.07%	8.59%	8.10%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 275,432,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,411,000
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$275,432
Number of Holdings	61
Investment Advisory Fees	$2,411
Portfolio Turnover	39%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	4.6%
Energy	5.1%
Utilities	5.9%
Consumer Discretionary	6.2%
Real Estate	6.8%
Consumer Staples	6.8%
Health Care	7.3%
Information Technology	9.4%
Industrials	18.0%
Financials	23.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168339
Shareholder Report [Line Items]
Fund Name	Victory RS Value Fund
Class Name	Class Y
Trading Symbol	RSVYX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$113	1.06%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  The Fund modestly underperformed the Russell Midcap® Value Index during 2024, despite generating strong stock performance from the communication services and utilities sectors.

Top detractors from performance:

  Cyclical headwinds in the automotive, agriculture, and health care sectors pressured shares of several names in the portfolio.

  In the automotive sector, higher cost of ownership through higher sticker prices and higher interest rates muted sales.

  In the agriculture sector, lower crop prices and stubbornly high input prices have led to lower profit margins for farmers.

  In the health care sector, an excess supply of lab space impacted the demand for medical office real estate.

In total, these near-term cyclical pressures have not changed our longer-term outlook for investments in these sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Value Fund Class Y - $21,365	Russell 1000® Index (regulatory broad based index) - $33,560	Russell Midcap® Value Index - $21,798
12/14	$10,000	$10,000	$10,000
12/15	$9,401	$10,092	$9,522
12/16	$10,448	$11,308	$11,426
12/17	$12,298	$13,761	$12,951
12/18	$11,002	$13,102	$11,359
12/19	$14,488	$17,220	$14,433
12/20	$14,146	$20,830	$15,150
12/21	$18,045	$26,340	$19,443
12/22	$17,556	$21,302	$17,104
12/23	$18,918	$26,953	$19,278
12/24	$21,365	$33,560	$21,798

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	12.94%	8.08%	7.89%
Russell 1000®IndexFootnote Reference1	24.51%	14.28%	12.87%
Russell Midcap® Value IndexFootnote Reference2	13.07%	8.59%	8.10%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 275,432,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,411,000
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$275,432
Number of Holdings	61
Investment Advisory Fees	$2,411
Portfolio Turnover	39%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	4.6%
Energy	5.1%
Utilities	5.9%
Consumer Discretionary	6.2%
Real Estate	6.8%
Consumer Staples	6.8%
Health Care	7.3%
Information Technology	9.4%
Industrials	18.0%
Financials	23.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168329
Shareholder Report [Line Items]
Fund Name	Victory RS Large Cap Alpha Fund
Class Name	Class A
Trading Symbol	GPAFX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$98	0.89%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

In 2024, the Fund’s focus on investing in businesses with improving return on invested capital continued to generate strong results.

Top contributors to performance:

  The Fund’s performance was led by strong stock selection in the utilities, communication services, and financial services sectors.

  Within the utilities sector, Vistra Corp. generated strong results benefiting from a business shift as well as increasing electricity demand as the world shifts to artificial intelligence.

  In the communication services sector, TKO Group Holdings, Inc. was also a positive contributor, benefiting from growing demand for both its Ultimate Fighting Championship and World Wrestling Entertainment franchises.

  Within the financial services sector, performance was strong across the large money center banks, as increased capital markets activity propelled the stocks.

Top detractors from performance:

  The Fund was negatively impacted during the year by some of its consumer holdings.

  LKQ Corp., a distributor of after-market auto parts, was negatively impacted by higher insurance costs and rising inflation. While we were disappointed to see a slowdown in the business in 2024, which negatively impacted the stock, our investment outlook for this investment remains unchanged.

  Cash flows and earnings for Mondelez International, Inc., Class A, one of the largest chocolate and snack product companies, were negatively impacted by a dramatic rise in cocoa prices.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Large Cap Alpha Fund Class A @ NAV - $23,766	Victory RS Large Cap Alpha Fund Class A @ MOP - $22,401	S&P 500® Index (regulatory broad based index) - $34,254	Russell 1000® Value Index - $22,580
12/14	$10,000	$9,426	$10,000	$10,000
12/15	$9,797	$9,234	$10,138	$9,617
12/16	$10,646	$10,035	$11,351	$11,285
12/17	$12,596	$11,873	$13,829	$12,827
12/18	$11,423	$10,767	$13,223	$11,767
12/19	$14,933	$14,076	$17,386	$14,890
12/20	$14,779	$13,931	$20,585	$15,306
12/21	$18,179	$17,135	$26,494	$19,157
12/22	$17,339	$16,344	$21,696	$17,713
12/23	$19,637	$18,510	$27,399	$19,743
12/24	$23,766	$22,401	$34,254	$22,580

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	21.02%Footnote Reference	9.74%	9.04%
Class A @ MOP	14.07%	8.45%	8.40%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
Russell 1000® Value IndexFootnote Reference2	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
Material Change Description [Text Block]	the Fund's Class R shares converted to Class A shares
Material Change Date	Mar. 29, 2024
AssetsNet	$ 531,971,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 2,631,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$531,971
Number of Holdings	52
Investment Advisory Fees	$2,631
Portfolio Turnover	27%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.8%
Materials	3.0%
Consumer Discretionary	3.2%
Energy	6.8%
Communication Services	6.9%
Consumer Staples	7.7%
Information Technology	8.7%
Industrials	15.3%
Health Care	16.4%
Financials	22.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 29, 2024the Fund's Class R shares converted to Class A shares. For more complete information, you may review the Fund's prospectus, issued May 1, 2024.
C000168330
Shareholder Report [Line Items]
Fund Name	Victory RS Large Cap Alpha Fund
Class Name	Class C
Trading Symbol	RCOCX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$186	1.69%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

In 2024, the Fund’s focus on investing in businesses with improving return on invested capital continued to generate strong results.

Top contributors to performance:

  The Fund’s performance was led by strong stock selection in the utilities, communication services, and financial services sectors.

  Within the utilities sector, Vistra Corp. generated strong results benefiting from a business shift as well as increasing electricity demand as the world shifts to artificial intelligence.

  In the communication services sector, TKO Group Holdings, Inc. was also a positive contributor, benefiting from growing demand for both its Ultimate Fighting Championship and World Wrestling Entertainment franchises.

  Within the financial services sector, performance was strong across the large money center banks, as increased capital markets activity propelled the stocks.

Top detractors from performance:

  The Fund was negatively impacted during the year by some of its consumer holdings.

  LKQ Corp., a distributor of after-market auto parts, was negatively impacted by higher insurance costs and rising inflation. While we were disappointed to see a slowdown in the business in 2024, which negatively impacted the stock, our investment outlook for this investment remains unchanged.

  Cash flows and earnings for Mondelez International, Inc., Class A, one of the largest chocolate and snack product companies, were negatively impacted by a dramatic rise in cocoa prices.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Large Cap Alpha Fund Class C @ NAV - $22,292	Victory RS Large Cap Alpha Fund Class C @ CDSC - $22,292	S&P 500® Index (regulatory broad based index) - $34,254	Russell 1000® Value Index - $22,580
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,720	$9,720	$10,138	$9,617
12/16	$10,479	$10,479	$11,351	$11,285
12/17	$12,298	$12,298	$13,829	$12,827
12/18	$11,064	$11,064	$13,223	$11,767
12/19	$14,350	$14,350	$17,386	$14,890
12/20	$14,085	$14,085	$20,585	$15,306
12/21	$17,191	$17,191	$26,494	$19,157
12/22	$16,264	$16,264	$21,696	$17,713
12/23	$18,419	$18,419	$27,399	$19,743
12/24	$22,292	$22,292	$34,254	$22,580

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	20.02%Footnote Reference	8.86%	8.35%
Class C @ CDSC	19.02%	8.86%	8.35%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
Russell 1000® Value IndexFootnote Reference2	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 531,971,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 2,631,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$531,971
Number of Holdings	52
Investment Advisory Fees	$2,631
Portfolio Turnover	27%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.8%
Materials	3.0%
Consumer Discretionary	3.2%
Energy	6.8%
Communication Services	6.9%
Consumer Staples	7.7%
Information Technology	8.7%
Industrials	15.3%
Health Care	16.4%
Financials	22.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168332
Shareholder Report [Line Items]
Fund Name	Victory RS Large Cap Alpha Fund
Class Name	Class Y
Trading Symbol	RCEYX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$75	0.68%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

In 2024, the Fund’s focus on investing in businesses with improving return on invested capital continued to generate strong results.

Top contributors to performance:

  The Fund’s performance was led by strong stock selection in the utilities, communication services, and financial services sectors.

  Within the utilities sector, Vistra Corp. generated strong results benefiting from a business shift as well as increasing electricity demand as the world shifts to artificial intelligence.

  In the communication services sector, TKO Group Holdings, Inc. was also a positive contributor, benefiting from growing demand for both its Ultimate Fighting Championship and World Wrestling Entertainment franchises.

  Within the financial services sector, performance was strong across the large money center banks, as increased capital markets activity propelled the stocks.

Top detractors from performance:

  The Fund was negatively impacted during the year by some of its consumer holdings.

  LKQ Corp., a distributor of after-market auto parts, was negatively impacted by higher insurance costs and rising inflation. While we were disappointed to see a slowdown in the business in 2024, which negatively impacted the stock, our investment outlook for this investment remains unchanged.

  Cash flows and earnings for Mondelez International, Inc., Class A, one of the largest chocolate and snack product companies, were negatively impacted by a dramatic rise in cocoa prices.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Large Cap Alpha Fund Class Y - $24,265	S&P 500® Index (regulatory broad based index) - $34,254	Russell 1000® Value Index - $22,580
12/14	$10,000	$10,000	$10,000
12/15	$9,818	$10,138	$9,617
12/16	$10,690	$11,351	$11,285
12/17	$12,675	$13,829	$12,827
12/18	$11,520	$13,223	$11,767
12/19	$15,089	$17,386	$14,890
12/20	$14,963	$20,585	$15,306
12/21	$18,447	$26,494	$19,157
12/22	$17,630	$21,696	$17,713
12/23	$20,012	$27,399	$19,743
12/24	$24,265	$34,254	$22,580

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	21.25%Footnote Reference	9.97%	9.27%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
Russell 1000® Value IndexFootnote Reference2	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 531,971,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 2,631,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$531,971
Number of Holdings	52
Investment Advisory Fees	$2,631
Portfolio Turnover	27%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.8%
Materials	3.0%
Consumer Discretionary	3.2%
Energy	6.8%
Communication Services	6.9%
Consumer Staples	7.7%
Information Technology	8.7%
Industrials	15.3%
Health Care	16.4%
Financials	22.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168416
Shareholder Report [Line Items]
Fund Name	Victory RS Investors Fund
Class Name	Class A
Trading Symbol	RSINX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$147	1.33%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  In 2024, strong performance from the Fund’s stock selection in the utilities and financials sectors aided relative positive performance.

  In the utilities sector, holdings in Vistra Corp. generated strong results.

  In the financials sector, the Fund’s ownership of The Progressive Corp. and Fairfax Financial Holdings Ltd. contributed positively to the Fund's returns.

Top detractors from performance:

  The Fund’s stock selection in the information technology and consumer discretionary sectors detracted from performance.

  In the information technology sector, Verint Systems, Inc. detracted from performance.

  In the consumer discretionary sector, LKQ Corp. was also a drag on performance.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Investors Fund Class A @ NAV - $23,566	Victory RS Investors Fund Class A @ MOP - $22,211	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 3000® Value Index - $22,400
12/14	$10,000	$9,425	$10,000	$10,000
12/15	$9,591	$9,039	$10,048	$9,587
12/16	$10,541	$9,934	$11,327	$11,351
12/17	$12,257	$11,552	$13,721	$12,848
12/18	$11,109	$10,470	$13,002	$11,746
12/19	$14,221	$13,403	$17,035	$14,831
12/20	$13,982	$13,178	$20,593	$15,257
12/21	$17,580	$16,570	$25,877	$19,128
12/22	$17,227	$16,237	$20,907	$17,601
12/23	$19,496	$18,375	$26,334	$19,653
12/24	$23,566	$22,211	$32,604	$22,400

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	20.87%Footnote Reference	10.63%	8.95%
Class A @ MOP	13.90%	9.33%	8.31%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 3000® Value IndexFootnote Reference2	13.98%	8.60%	8.40%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
Material Change Description [Text Block]	the Fund's Class R shares converted to Class A shares
Material Change Date	Mar. 29, 2024
AssetsNet	$ 61,668,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 506,000
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$61,668
Number of Holdings	30
Investment Advisory Fees	$506
Portfolio Turnover	74%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	2.6%
Communication Services	2.7%
Materials	3.3%
Real Estate	6.9%
Health Care	7.5%
Energy	7.5%
Information Technology	9.2%
Consumer Staples	10.9%
Industrials	12.1%
FinancialsFootnote Reference**	32.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 29, 2024the Fund's Class R shares converted to Class A shares. For more complete information, you may review the Fund's prospectus, issued May 1, 2024.
C000168417
Shareholder Report [Line Items]
Fund Name	Victory RS Investors Fund
Class Name	Class C
Trading Symbol	RIVCX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$228	2.07%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  In 2024, strong performance from the Fund’s stock selection in the utilities and financials sectors aided relative positive performance.

  In the utilities sector, holdings in Vistra Corp. generated strong results.

  In the financials sector, the Fund’s ownership of The Progressive Corp. and Fairfax Financial Holdings Ltd. contributed positively to the Fund's returns.

Top detractors from performance:

  The Fund’s stock selection in the information technology and consumer discretionary sectors detracted from performance.

  In the information technology sector, Verint Systems, Inc. detracted from performance.

  In the consumer discretionary sector, LKQ Corp. was also a drag on performance.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Investors Fund Class C @ NAV - $22,208	Victory RS Investors Fund Class C @ CDSC - $22,208	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 3000® Value Index - $22,400
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,519	$9,519	$10,048	$9,587
12/16	$10,383	$10,383	$11,327	$11,351
12/17	$11,991	$11,991	$13,721	$12,848
12/18	$10,782	$10,782	$13,002	$11,746
12/19	$13,702	$13,702	$17,035	$14,831
12/20	$13,370	$13,370	$20,593	$15,257
12/21	$16,684	$16,684	$25,877	$19,128
12/22	$16,235	$16,235	$20,907	$17,601
12/23	$18,373	$18,373	$26,334	$19,653
12/24	$22,208	$22,208	$32,604	$22,400

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	19.92%Footnote Reference	9.81%	8.31%
Class C @ CDSC	18.92%	9.81%	8.31%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 3000® Value IndexFootnote Reference2	13.98%	8.60%	8.40%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 61,668,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 506,000
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$61,668
Number of Holdings	30
Investment Advisory Fees	$506
Portfolio Turnover	74%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	2.6%
Communication Services	2.7%
Materials	3.3%
Real Estate	6.9%
Health Care	7.5%
Energy	7.5%
Information Technology	9.2%
Consumer Staples	10.9%
Industrials	12.1%
FinancialsFootnote Reference**	32.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168419
Shareholder Report [Line Items]
Fund Name	Victory RS Investors Fund
Class Name	Class Y
Trading Symbol	RSIYX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$116	1.05%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  In 2024, strong performance from the Fund’s stock selection in the utilities and financials sectors aided relative positive performance.

  In the utilities sector, holdings in Vistra Corp. generated strong results.

  In the financials sector, the Fund’s ownership of The Progressive Corp. and Fairfax Financial Holdings Ltd. contributed positively to the Fund's returns.

Top detractors from performance:

  The Fund’s stock selection in the information technology and consumer discretionary sectors detracted from performance.

  In the information technology sector, Verint Systems, Inc. detracted from performance.

  In the consumer discretionary sector, LKQ Corp. was also a drag on performance.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Investors Fund Class Y - $24,239	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 3000® Value Index - $22,400
12/14	$10,000	$10,000	$10,000
12/15	$9,617	$10,048	$9,587
12/16	$10,595	$11,327	$11,351
12/17	$12,353	$13,721	$12,848
12/18	$11,234	$13,002	$11,746
12/19	$14,419	$17,035	$14,831
12/20	$14,215	$20,593	$15,257
12/21	$17,921	$25,877	$19,128
12/22	$17,610	$20,907	$17,601
12/23	$19,991	$26,334	$19,653
12/24	$24,239	$32,604	$22,400

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	21.25%Footnote Reference	10.95%	9.26%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 3000® Value IndexFootnote Reference2	13.98%	8.60%	8.40%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 61,668,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 506,000
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$61,668
Number of Holdings	30
Investment Advisory Fees	$506
Portfolio Turnover	74%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	2.6%
Communication Services	2.7%
Materials	3.3%
Real Estate	6.9%
Health Care	7.5%
Energy	7.5%
Information Technology	9.2%
Consumer Staples	10.9%
Industrials	12.1%
FinancialsFootnote Reference**	32.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168359
Shareholder Report [Line Items]
Fund Name	Victory Global Energy Transition Fund
Class Name	Class A
Trading Symbol	RSNRX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$160	1.48%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  Investments in North American natural gas, base metals, and oil & gas pipelines industries were the largest contributors to performance.

  Both commodity mix and stock selection generated a positive impact relative to broad natural resource indices with stock selection driving the majority of the outperfomance, consistent with our investment process and focus on company-specific value creation.

Top detractors from performance:

  Minor metals, industrial metals, and precious metals industries were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Global Energy Transition Fund Class A @ NAV - $13,049	Victory Global Energy Transition Fund Class A @ MOP - $12,301	S&P 500® Index (regulatory broad based index) - $34,254	S&P North American Natural Resources Sector Index - $15,861	MSCI World Commodity Producers Index - $14,937
12/14	$10,000	$9,426	$10,000	$10,000	$10,000
12/15	$6,183	$5,828	$10,138	$7,572	$7,438
12/16	$9,468	$8,925	$11,351	$9,910	$9,709
12/17	$9,565	$9,016	$13,829	$10,032	$10,921
12/18	$5,183	$4,886	$13,223	$7,918	$9,404
12/19	$3,914	$3,689	$17,386	$9,314	$10,498
12/20	$4,984	$4,698	$20,585	$7,544	$8,913
12/21	$9,122	$8,598	$26,494	$10,557	$11,746
12/22	$12,315	$11,608	$21,696	$14,154	$15,519
12/23	$11,246	$10,601	$27,399	$14,672	$15,769
12/24	$13,049	$12,301	$34,254	$15,861	$14,937

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	16.03%Footnote Reference	27.23%Footnote Reference	2.70%
Class A @ MOP	9.36%	25.74%	2.09%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
MSCI World Commodity Producers IndexFootnote Reference2	-5.28%	7.31%	4.09%
S&P North American Natural Resources Sector IndexFootnote Reference3	8.11%	11.23%	4.72%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
Material Change Description [Text Block]	the Fund's Class R shares converted to Class A shares
Material Change Date	Mar. 29, 2024
AssetsNet	$ 321,661,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 3,236,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$321,661
Number of Holdings	25
Investment Advisory Fees	$3,236
Portfolio Turnover	57%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Industrials	3.4%
EnergyFootnote Reference**	45.3%
MaterialsFootnote Reference**	46.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 29, 2024the Fund's Class R shares converted to Class A shares. For more complete information, you may review the Fund's prospectus, issued May 1, 2024.
C000168360
Shareholder Report [Line Items]
Fund Name	Victory Global Energy Transition Fund
Class Name	Class C
Trading Symbol	RGNCX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$245	2.28%

Expenses Paid, Amount	$ 245
Expense Ratio, Percent	2.28%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  Investments in North American natural gas, base metals, and oil & gas pipelines industries were the largest contributors to performance.

  Both commodity mix and stock selection generated a positive impact relative to broad natural resource indices with stock selection driving the majority of the outperfomance, consistent with our investment process and focus on company-specific value creation.

Top detractors from performance:

  Minor metals, industrial metals, and precious metals industries were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Global Energy Transition Fund Class C @ NAV - $12,239	Victory Global Energy Transition Fund Class C @ CDSC - $12,239	S&P 500® Index (regulatory broad based index) - $34,254	S&P North American Natural Resources Sector Index - $15,861	MSCI World Commodity Producers Index - $14,937
12/14	$10,000	$10,000	$10,000	$10,000	$10,000
12/15	$6,133	$6,133	$10,138	$7,572	$7,438
12/16	$9,318	$9,318	$11,351	$9,910	$9,709
12/17	$9,340	$9,340	$13,829	$10,032	$10,921
12/18	$5,019	$5,019	$13,223	$7,918	$9,404
12/19	$3,759	$3,759	$17,386	$9,314	$10,498
12/20	$4,748	$4,748	$20,585	$7,544	$8,913
12/21	$8,623	$8,623	$26,494	$10,557	$11,746
12/22	$11,550	$11,550	$21,696	$14,154	$15,519
12/23	$10,548	$10,548	$27,399	$14,672	$15,769
12/24	$12,239	$12,239	$34,254	$15,861	$14,937

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	15.08%Footnote Reference	26.21%Footnote Reference	2.04%
Class C @ CDSC	14.08%	26.21%	2.04%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
MSCI World Commodity Producers IndexFootnote Reference2	-5.28%	7.31%	4.09%
S&P North American Natural Resources Sector IndexFootnote Reference3	8.11%	11.23%	4.72%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 321,661,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 3,236,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$321,661
Number of Holdings	25
Investment Advisory Fees	$3,236
Portfolio Turnover	57%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Industrials	3.4%
EnergyFootnote Reference**	45.3%
MaterialsFootnote Reference**	46.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168362
Shareholder Report [Line Items]
Fund Name	Victory Global Energy Transition Fund
Class Name	Class Y
Trading Symbol	RSNYX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$124	1.15%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  Investments in North American natural gas, base metals, and oil & gas pipelines industries were the largest contributors to performance.

  Both commodity mix and stock selection generated a positive impact relative to broad natural resource indices with stock selection driving the majority of the outperfomance, consistent with our investment process and focus on company-specific value creation.

Top detractors from performance:

  Minor metals, industrial metals, and precious metals industries were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Global Energy Transition Fund Class Y - $13,478	S&P 500® Index (regulatory broad based index) - $34,254	S&P North American Natural Resources Sector Index - $15,861	MSCI World Commodity Producers Index - $14,937
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$6,201	$10,138	$7,572	$7,438
12/16	$9,529	$11,351	$9,910	$9,709
12/17	$9,659	$13,829	$10,032	$10,921
12/18	$5,251	$13,223	$7,918	$9,404
12/19	$3,974	$17,386	$9,314	$10,498
12/20	$5,081	$20,585	$7,544	$8,913
12/21	$9,330	$26,494	$10,557	$11,746
12/22	$12,638	$21,696	$14,154	$15,519
12/23	$11,581	$27,399	$14,672	$15,769
12/24	$13,478	$34,254	$15,861	$14,937

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	16.38%Footnote Reference	27.67%Footnote Reference	3.03%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
MSCI World Commodity Producers IndexFootnote Reference2	-5.28%	7.31%	4.09%
S&P North American Natural Resources Sector IndexFootnote Reference3	8.11%	11.23%	4.72%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 321,661,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 3,236,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$321,661
Number of Holdings	25
Investment Advisory Fees	$3,236
Portfolio Turnover	57%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Industrials	3.4%
EnergyFootnote Reference**	45.3%
MaterialsFootnote Reference**	46.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168408
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Growth Fund
Class Name	Class A
Trading Symbol	RSEGX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$148	1.40%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was hindered in part by the relative performance of secular small-cap growth stocks as small growth, as defined by the Russell 2000® Growth Index (the "Index"), significantly underperformed large growth, as defined by the Russell 1000® Growth Index. A "secular small-cap stock" refers to a small-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Index are the cheapest since the 1979 inception of the Index relative to the Russell 1000® Growth Index (per FactSet).

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology, consumer staples, and financials sectors.

Top detractors from performance:

  The largest detractor from performance relative to the Index was the Fund’s holdings of securities in the health care sector.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Small Cap Growth Fund Class A @ NAV - $17,810	Victory RS Small Cap Growth Fund Class A @ MOP - $16,785	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 2000® Growth Index - $21,772
12/14	$10,000	$9,425	$10,000	$10,000
12/15	$10,008	$9,432	$10,048	$9,862
12/16	$10,097	$9,516	$11,327	$10,978
12/17	$13,819	$13,024	$13,721	$13,411
12/18	$12,579	$11,855	$13,002	$12,163
12/19	$17,348	$16,350	$17,035	$15,628
12/20	$23,912	$22,537	$20,593	$21,040
12/21	$21,267	$20,044	$25,877	$21,636
12/22	$13,383	$12,613	$20,907	$15,933
12/23	$16,033	$15,111	$26,334	$18,906
12/24	$17,810	$16,785	$32,604	$21,772

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	11.08%	0.53%	5.94%
Class A @ MOP	4.69%	-0.66%	5.32%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 2000® Growth IndexFootnote Reference2	15.15%	6.86%	8.09%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
Material Change Description [Text Block]	the Fund's Class R shares converted to Class A shares
Material Change Date	Mar. 29, 2024
AssetsNet	$ 486,025,000
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 4,978,000
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$486,025
Number of Holdings	108
Investment Advisory Fees	$4,978
Portfolio Turnover	120%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	0.5%
Communication Services	0.9%
Energy	2.2%
Materials	2.6%
Consumer Staples	3.8%
Financials	9.4%
Consumer Discretionary	10.7%
Information Technology	21.0%
Industrials	23.1%
Health Care	24.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 29, 2024the Fund's Class R shares converted to Class A shares. For more complete information, you may review the Fund's prospectus, issued May 1, 2024.
C000168409
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Growth Fund
Class Name	Class C
Trading Symbol	REGWX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$227	2.16%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.16%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was hindered in part by the relative performance of secular small-cap growth stocks as small growth, as defined by the Russell 2000® Growth Index (the "Index"), significantly underperformed large growth, as defined by the Russell 1000® Growth Index. A "secular small-cap stock" refers to a small-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Index are the cheapest since the 1979 inception of the Index relative to the Russell 1000® Growth Index (per FactSet).

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology, consumer staples, and financials sectors.

Top detractors from performance:

  The largest detractor from performance relative to the Index was the Fund’s holdings of securities in the health care sector.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Small Cap Growth Fund Class C @ NAV - $16,761	Victory RS Small Cap Growth Fund Class C @ CDSC - $16,761	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 2000® Growth Index - $21,772
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,933	$9,933	$10,048	$9,862
12/16	$9,945	$9,945	$11,327	$10,978
12/17	$13,510	$13,510	$13,721	$13,411
12/18	$12,205	$12,205	$13,002	$12,163
12/19	$16,706	$16,706	$17,035	$15,628
12/20	$22,849	$22,849	$20,593	$21,040
12/21	$20,170	$20,170	$25,877	$21,636
12/22	$12,595	$12,595	$20,907	$15,933
12/23	$15,089	$15,089	$26,334	$18,906
12/24	$16,761	$16,761	$32,604	$21,772

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	10.23%	-0.24%	5.30%
Class C @ CDSC	9.23%	-0.24%	5.30%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 2000® Growth IndexFootnote Reference2	15.15%	6.86%	8.09%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 486,025,000
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 4,978,000
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$486,025
Number of Holdings	108
Investment Advisory Fees	$4,978
Portfolio Turnover	120%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	0.5%
Communication Services	0.9%
Energy	2.2%
Materials	2.6%
Consumer Staples	3.8%
Financials	9.4%
Consumer Discretionary	10.7%
Information Technology	21.0%
Industrials	23.1%
Health Care	24.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000193682
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	RSEJX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$112	1.06%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was hindered in part by the relative performance of secular small-cap growth stocks as small growth, as defined by the Russell 2000® Growth Index (the "Index"), significantly underperformed large growth, as defined by the Russell 1000® Growth Index. A "secular small-cap stock" refers to a small-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Index are the cheapest since the 1979 inception of the Index relative to the Russell 1000® Growth Index (per FactSet).

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology, consumer staples, and financials sectors.

Top detractors from performance:

  The largest detractor from performance relative to the Index was the Fund’s holdings of securities in the health care sector.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Small Cap Growth Fund Class R6 - $15,345	Russell 3000® Index (regulatory broad based index) - $26,399	Russell 2000® Growth Index - $17,979
7/17Footnote Reference*	$10,000	$10,000	$10,000
12/17	$11,623	$11,110	$11,075
12/18	$10,617	$10,528	$10,044
12/19	$14,692	$13,793	$12,905
12/20	$20,321	$16,674	$17,375
12/21	$18,138	$20,953	$17,867
12/22	$11,453	$16,929	$13,158
12/23	$13,770	$21,323	$15,613
12/24	$15,345	$26,399	$17,979

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class R6	11.43%	0.87%	5.90%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	13.87%
Russell 2000® Growth IndexFootnote Reference2	15.15%	6.86%	8.17%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 486,025,000
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 4,978,000
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$486,025
Number of Holdings	108
Investment Advisory Fees	$4,978
Portfolio Turnover	120%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	0.5%
Communication Services	0.9%
Energy	2.2%
Materials	2.6%
Consumer Staples	3.8%
Financials	9.4%
Consumer Discretionary	10.7%
Information Technology	21.0%
Industrials	23.1%
Health Care	24.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168411
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	RSYEX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$119	1.13%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was hindered in part by the relative performance of secular small-cap growth stocks as small growth, as defined by the Russell 2000® Growth Index (the "Index"), significantly underperformed large growth, as defined by the Russell 1000® Growth Index. A "secular small-cap stock" refers to a small-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Index are the cheapest since the 1979 inception of the Index relative to the Russell 1000® Growth Index (per FactSet).

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology, consumer staples, and financials sectors.

Top detractors from performance:

  The largest detractor from performance relative to the Index was the Fund’s holdings of securities in the health care sector.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Small Cap Growth Fund Class Y - $18,299	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 2000® Growth Index - $21,772
12/14	$10,000	$10,000	$10,000
12/15	$10,036	$10,048	$9,862
12/16	$10,152	$11,327	$10,978
12/17	$13,932	$13,721	$13,411
12/18	$12,717	$13,002	$12,163
12/19	$17,586	$17,035	$15,628
12/20	$24,307	$20,593	$21,040
12/21	$21,676	$25,877	$21,636
12/22	$13,677	$20,907	$15,933
12/23	$16,431	$26,334	$18,906
12/24	$18,299	$32,604	$21,772

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	11.37%	0.80%	6.23%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 2000® Growth IndexFootnote Reference2	15.15%	6.86%	8.09%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 486,025,000
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 4,978,000
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$486,025
Number of Holdings	108
Investment Advisory Fees	$4,978
Portfolio Turnover	120%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	0.5%
Communication Services	0.9%
Energy	2.2%
Materials	2.6%
Consumer Staples	3.8%
Financials	9.4%
Consumer Discretionary	10.7%
Information Technology	21.0%
Industrials	23.1%
Health Care	24.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168400
Shareholder Report [Line Items]
Fund Name	Victory RS Select Growth Fund
Class Name	Class A
Trading Symbol	RSDGX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$156	1.40%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was hindered in part by the relative performance of secular growth stocks in the mid-cap segment of the Small-Mid universe, as the Russell Midcap® Growth Index underperformed mid value, as defined by the Russell Midcap® Value Index. A "secular growth stock" refers to a growth company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Russell 2000® Growth Index are the cheapest since the 1979 inception of the index relative to the Russell 1000® Growth Index (per FactSet).

Top contributors to performance:

  Fund performance relative to the Russell 2500TM Growth Index (the "Index") was positively impacted during the year by stock selection in the information technology and consumer staples sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the health care and financials sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Select Growth Fund Class A @ NAV - $21,550	Victory RS Select Growth Fund Class A @ MOP - $20,310	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 2500™ Growth Index - $24,677	Russell 2000® Growth Index - $21,772
12/14	$10,000	$9,424	$10,000	$10,000	$10,000
12/15	$9,962	$9,389	$10,048	$9,981	$9,862
12/16	$10,645	$10,032	$11,327	$10,952	$10,978
12/17	$12,465	$11,747	$13,721	$13,631	$13,411
12/18	$11,563	$10,897	$13,002	$12,613	$12,163
12/19	$15,297	$14,416	$17,035	$16,732	$15,628
12/20	$20,377	$19,204	$20,593	$23,503	$21,040
12/21	$21,782	$20,528	$25,877	$24,688	$21,636
12/22	$14,718	$13,871	$20,907	$18,217	$15,933
12/23	$17,460	$16,455	$26,334	$21,666	$18,906
12/24	$21,550	$20,310	$32,604	$24,677	$21,772

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	23.42%Footnote Reference	7.10%	7.98%
Class A @ MOP	16.34%	5.84%	7.34%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 2500™ Growth IndexFootnote Reference2	13.90%	8.08%	9.45%
Russell 2000® Growth IndexFootnote Reference3	15.15%	6.86%	8.09%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
Material Change Description [Text Block]	the Fund's Class R shares converted to Class A shares
Material Change Date	Mar. 29, 2024
AssetsNet	$ 95,996,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 956,000
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$95,996
Number of Holdings	63
Investment Advisory Fees	$956
Portfolio Turnover	129%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	1.3%
Energy	2.1%
Communication Services	3.0%
Consumer Staples	4.1%
Consumer Discretionary	9.3%
Financials	11.8%
Health Care	21.3%
Industrials	22.5%
Information Technology	23.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 29, 2024the Fund's Class R shares converted to Class A shares. For more complete information, you may review the Fund's prospectus, issued May 1, 2024.
C000168401
Shareholder Report [Line Items]
Fund Name	Victory RS Select Growth Fund
Class Name	Class C
Trading Symbol	RSGFX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$242	2.18%

Expenses Paid, Amount	$ 242
Expense Ratio, Percent	2.18%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was hindered in part by the relative performance of secular growth stocks in the mid-cap segment of the Small-Mid universe, as the Russell Midcap® Growth Index underperformed mid value, as defined by the Russell Midcap® Value Index. A "secular growth stock" refers to a growth company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Russell 2000® Growth Index are the cheapest since the 1979 inception of the index relative to the Russell 1000® Growth Index (per FactSet).

Top contributors to performance:

  Fund performance relative to the Russell 2500TM Growth Index (the "Index") was positively impacted during the year by stock selection in the information technology and consumer staples sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the health care and financials sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Select Growth Fund Class C @ NAV - $20,243	Victory RS Select Growth Fund Class C @ CDSC - $20,243	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 2500™ Growth Index - $24,677	Russell 2000® Growth Index - $21,772
12/14	$10,000	$10,000	$10,000	$10,000	$10,000
12/15	$9,883	$9,883	$10,048	$9,981	$9,862
12/16	$10,479	$10,479	$11,327	$10,952	$10,978
12/17	$12,175	$12,175	$13,721	$13,631	$13,411
12/18	$11,204	$11,204	$13,002	$12,613	$12,163
12/19	$14,708	$14,708	$17,035	$16,732	$15,628
12/20	$19,444	$19,444	$20,593	$23,503	$21,040
12/21	$20,615	$20,615	$25,877	$24,688	$21,636
12/22	$13,825	$13,825	$20,907	$18,217	$15,933
12/23	$16,401	$16,401	$26,334	$21,666	$18,906
12/24	$20,243	$20,243	$32,604	$24,677	$21,772

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	22.38%Footnote Reference	6.26%	7.31%
Class C @ CDSC	21.38%	6.26%	7.31%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 2500™ Growth IndexFootnote Reference2	13.90%	8.08%	9.45%
Russell 2000® Growth IndexFootnote Reference3	15.15%	6.86%	8.09%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 95,996,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 956,000
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$95,996
Number of Holdings	63
Investment Advisory Fees	$956
Portfolio Turnover	129%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	1.3%
Energy	2.1%
Communication Services	3.0%
Consumer Staples	4.1%
Consumer Discretionary	9.3%
Financials	11.8%
Health Care	21.3%
Industrials	22.5%
Information Technology	23.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000172970
Shareholder Report [Line Items]
Fund Name	Victory RS Select Growth Fund
Class Name	Class R6
Trading Symbol	RSSRX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$119	1.06%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was hindered in part by the relative performance of secular growth stocks in the mid-cap segment of the Small-Mid universe, as the Russell Midcap® Growth Index underperformed mid value, as defined by the Russell Midcap® Value Index. A "secular growth stock" refers to a growth company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Russell 2000® Growth Index are the cheapest since the 1979 inception of the index relative to the Russell 1000® Growth Index (per FactSet).

Top contributors to performance:

  Fund performance relative to the Russell 2500TM Growth Index (the "Index") was positively impacted during the year by stock selection in the information technology and consumer staples sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the health care and financials sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Select Growth Fund Class R6 - $21,254	Russell 3000® Index (regulatory broad based index) - $29,876	Russell 2500™ Growth Index - $22,974	Russell 2000® Growth Index - $20,252
11/16Footnote Reference*	$10,000	$10,000	$10,000	$10,000
12/16	$10,215	$10,380	$10,196	$10,212
12/17	$12,001	$12,573	$12,690	$12,475
12/18	$11,171	$11,914	$11,742	$11,314
12/19	$14,831	$15,610	$15,577	$14,537
12/20	$19,822	$18,870	$21,881	$19,571
12/21	$21,255	$23,713	$22,984	$20,126
12/22	$14,408	$19,158	$16,960	$14,821
12/23	$17,163	$24,131	$20,171	$17,586
12/24	$21,254	$29,876	$22,974	$20,252

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class R6	23.84%Footnote Reference	7.46%	9.72%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	14.41%
Russell 2500™ Growth IndexFootnote Reference2	13.90%	8.08%	10.77%
Russell 2000® Growth IndexFootnote Reference3	15.15%	6.86%	9.07%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 95,996,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 956,000
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$95,996
Number of Holdings	63
Investment Advisory Fees	$956
Portfolio Turnover	129%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	1.3%
Energy	2.1%
Communication Services	3.0%
Consumer Staples	4.1%
Consumer Discretionary	9.3%
Financials	11.8%
Health Care	21.3%
Industrials	22.5%
Information Technology	23.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168403
Shareholder Report [Line Items]
Fund Name	Victory RS Select Growth Fund
Class Name	Class Y
Trading Symbol	RSSYX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$128	1.14%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was hindered in part by the relative performance of secular growth stocks in the mid-cap segment of the Small-Mid universe, as the Russell Midcap® Growth Index underperformed mid value, as defined by the Russell Midcap® Value Index. A "secular growth stock" refers to a growth company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Russell 2000® Growth Index are the cheapest since the 1979 inception of the index relative to the Russell 1000® Growth Index (per FactSet).

Top contributors to performance:

  Fund performance relative to the Russell 2500TM Growth Index (the "Index") was positively impacted during the year by stock selection in the information technology and consumer staples sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the health care and financials sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Select Growth Fund Class Y - $22,116	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 2500™ Growth Index - $24,677	Russell 2000® Growth Index - $21,772
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,988	$10,048	$9,981	$9,862
12/16	$10,700	$11,327	$10,952	$10,978
12/17	$12,562	$13,721	$13,631	$13,411
12/18	$11,681	$13,002	$12,613	$12,163
12/19	$15,496	$17,035	$16,732	$15,628
12/20	$20,698	$20,593	$23,503	$21,040
12/21	$22,178	$25,877	$24,688	$21,636
12/22	$15,021	$20,907	$18,217	$15,933
12/23	$17,876	$26,334	$21,666	$18,906
12/24	$22,116	$32,604	$24,677	$21,772

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	23.72%Footnote Reference	7.37%	8.26%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 2500™ Growth IndexFootnote Reference2	13.90%	8.08%	9.45%
Russell 2000® Growth IndexFootnote Reference3	15.15%	6.86%	8.09%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 95,996,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 956,000
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$95,996
Number of Holdings	63
Investment Advisory Fees	$956
Portfolio Turnover	129%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	1.3%
Energy	2.1%
Communication Services	3.0%
Consumer Staples	4.1%
Consumer Discretionary	9.3%
Financials	11.8%
Health Care	21.3%
Industrials	22.5%
Information Technology	23.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168396
Shareholder Report [Line Items]
Fund Name	Victory RS Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	RSMOX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$134	1.20%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was aided in part by the relative performance of secular mid-cap growth stocks as mid growth, as defined by the Russell Midcap® Growth Index (the "Index"), outperformed mid-cap value, as defined by the Russell Midcap® Value Index. A "secular mid-cap stock" refers to a mid-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We continue to believe technology-oriented companies are better positioned for the longer term, as innovation has permanently sped up the adoption of these new technologies at the expense of legacy products and services.

Mid-cap growth stocks have outperformed their mid-cap value counterparts over 5-, 10-, and 15-year periods as of December 31, 2024, as measured by Russell.

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology and consumer staples sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the consumer discretionary and financials sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Mid Cap Growth Fund Class A @ NAV - $20,405	Victory RS Mid Cap Growth Fund Class A @ MOP - $19,230	S&P 500® Index (regulatory broad based index) - $34,254	Russell Midcap® Growth Index - $29,803
12/14	$10,000	$9,424	$10,000	$10,000
12/15	$10,074	$9,495	$10,138	$9,980
12/16	$10,586	$9,977	$11,351	$10,711
12/17	$12,795	$12,059	$13,829	$13,418
12/18	$11,853	$11,170	$13,223	$12,780
12/19	$15,178	$14,305	$17,386	$17,314
12/20	$20,411	$19,236	$20,585	$23,475
12/21	$21,367	$20,137	$26,494	$26,463
12/22	$13,957	$13,154	$21,696	$19,392
12/23	$16,457	$15,510	$27,399	$24,408
12/24	$20,405	$19,230	$34,254	$29,803

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	23.99%Footnote Reference	6.10%	7.39%
Class A @ MOP	16.84%	4.85%	6.76%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
Russell Midcap® Growth IndexFootnote Reference2	22.10%	11.47%	11.54%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
Material Change Description [Text Block]	the Fund's Class R shares converted to Class A shares
Material Change Date	Mar. 29, 2024
AssetsNet	$ 76,513,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 642,000
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$76,513
Number of Holdings	82
Investment Advisory Fees	$642
Portfolio Turnover	126%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.7%
Consumer Staples	2.4%
Energy	2.8%
Communication Services	8.9%
Consumer Discretionary	12.1%
Health Care	14.1%
Financials	15.4%
Industrials	19.1%
Information Technology	24.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 29, 2024the Fund's Class R shares converted to Class A shares. For more complete information, you may review the Fund's prospectus, issued May 1, 2024.
C000168397
Shareholder Report [Line Items]
Fund Name	Victory RS Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	RMOCX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$235	2.11%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was aided in part by the relative performance of secular mid-cap growth stocks as mid growth, as defined by the Russell Midcap® Growth Index (the "Index"), outperformed mid-cap value, as defined by the Russell Midcap® Value Index. A "secular mid-cap stock" refers to a mid-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We continue to believe technology-oriented companies are better positioned for the longer term, as innovation has permanently sped up the adoption of these new technologies at the expense of legacy products and services.

Mid-cap growth stocks have outperformed their mid-cap value counterparts over 5-, 10-, and 15-year periods as of December 31, 2024, as measured by Russell.

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology and consumer staples sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the consumer discretionary and financials sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Mid Cap Growth Fund Class C @ NAV - $18,994	Victory RS Mid Cap Growth Fund Class C @ CDSC - $18,994	S&P 500® Index (regulatory broad based index) - $34,254	Russell Midcap® Growth Index - $29,803
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,984	$9,984	$10,138	$9,980
12/16	$10,397	$10,397	$11,351	$10,711
12/17	$12,457	$12,457	$13,829	$13,418
12/18	$11,432	$11,432	$13,223	$12,780
12/19	$14,507	$14,507	$17,386	$17,314
12/20	$19,338	$19,338	$20,585	$23,475
12/21	$20,063	$20,063	$26,494	$26,463
12/22	$12,992	$12,992	$21,696	$19,392
12/23	$15,319	$15,319	$27,399	$24,408
12/24	$18,994	$18,994	$34,254	$29,803

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	22.87%Footnote Reference	5.14%	6.63%
Class C @ CDSC	21.87%	5.14%	6.63%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
Russell Midcap® Growth IndexFootnote Reference2	22.10%	11.47%	11.54%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 76,513,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 642,000
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$76,513
Number of Holdings	82
Investment Advisory Fees	$642
Portfolio Turnover	126%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.7%
Consumer Staples	2.4%
Energy	2.8%
Communication Services	8.9%
Consumer Discretionary	12.1%
Health Care	14.1%
Financials	15.4%
Industrials	19.1%
Information Technology	24.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000172969
Shareholder Report [Line Items]
Fund Name	Victory RS Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	RMORX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$105	0.94%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was aided in part by the relative performance of secular mid-cap growth stocks as mid growth, as defined by the Russell Midcap® Growth Index (the "Index"), outperformed mid-cap value, as defined by the Russell Midcap® Value Index. A "secular mid-cap stock" refers to a mid-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We continue to believe technology-oriented companies are better positioned for the longer term, as innovation has permanently sped up the adoption of these new technologies at the expense of legacy products and services.

Mid-cap growth stocks have outperformed their mid-cap value counterparts over 5-, 10-, and 15-year periods as of December 31, 2024, as measured by Russell.

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology and consumer staples sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the consumer discretionary and financials sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Mid Cap Growth Fund Class R6 - $20,246	S&P 500® Index (regulatory broad based index) - $31,310	Russell Midcap® Growth Index - $28,369
11/16Footnote Reference*	$10,000	$10,000	$10,000
12/16	$10,282	$10,376	$10,196
12/17	$12,465	$12,641	$12,772
12/18	$11,574	$12,086	$12,165
12/19	$14,860	$15,892	$16,481
12/20	$20,040	$18,816	$22,345
12/21	$21,033	$24,217	$25,190
12/22	$13,778	$19,831	$18,459
12/23	$16,281	$25,044	$23,233
12/24	$20,246	$31,310	$28,369

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class R6	24.35%Footnote Reference	6.38%	9.07%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	15.07%
Russell Midcap® Growth IndexFootnote Reference2	22.10%	11.47%	13.69%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 76,513,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 642,000
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$76,513
Number of Holdings	82
Investment Advisory Fees	$642
Portfolio Turnover	126%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.7%
Consumer Staples	2.4%
Energy	2.8%
Communication Services	8.9%
Consumer Discretionary	12.1%
Health Care	14.1%
Financials	15.4%
Industrials	19.1%
Information Technology	24.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168399
Shareholder Report [Line Items]
Fund Name	Victory RS Mid Cap Growth Fund
Class Name	Class Y
Trading Symbol	RMOYX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$107	0.95%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was aided in part by the relative performance of secular mid-cap growth stocks as mid growth, as defined by the Russell Midcap® Growth Index (the "Index"), outperformed mid-cap value, as defined by the Russell Midcap® Value Index. A "secular mid-cap stock" refers to a mid-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We continue to believe technology-oriented companies are better positioned for the longer term, as innovation has permanently sped up the adoption of these new technologies at the expense of legacy products and services.

Mid-cap growth stocks have outperformed their mid-cap value counterparts over 5-, 10-, and 15-year periods as of December 31, 2024, as measured by Russell.

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology and consumer staples sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the consumer discretionary and financials sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Mid Cap Growth Fund Class Y - $20,922	S&P 500® Index (regulatory broad based index) - $34,254	Russell Midcap® Growth Index - $29,803
12/14	$10,000	$10,000	$10,000
12/15	$10,102	$10,138	$9,980
12/16	$10,641	$11,351	$10,711
12/17	$12,896	$13,829	$13,418
12/18	$11,974	$13,223	$12,780
12/19	$15,370	$17,386	$17,314
12/20	$20,726	$20,585	$23,475
12/21	$21,753	$26,494	$26,463
12/22	$14,242	$21,696	$19,392
12/23	$16,833	$27,399	$24,408
12/24	$20,922	$34,254	$29,803

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	24.29%Footnote Reference	6.36%	7.66%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
Russell Midcap® Growth IndexFootnote Reference2	22.10%	11.47%	11.54%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 76,513,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 642,000
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$76,513
Number of Holdings	82
Investment Advisory Fees	$642
Portfolio Turnover	126%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.7%
Consumer Staples	2.4%
Energy	2.8%
Communication Services	8.9%
Consumer Discretionary	12.1%
Health Care	14.1%
Financials	15.4%
Industrials	19.1%
Information Technology	24.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000219869
Shareholder Report [Line Items]
Fund Name	Victory RS Mid Cap Growth Fund
Class Name	Member Class
Trading Symbol	RMOMX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$118	1.05%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was aided in part by the relative performance of secular mid-cap growth stocks as mid growth, as defined by the Russell Midcap® Growth Index (the "Index"), outperformed mid-cap value, as defined by the Russell Midcap® Value Index. A "secular mid-cap stock" refers to a mid-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We continue to believe technology-oriented companies are better positioned for the longer term, as innovation has permanently sped up the adoption of these new technologies at the expense of legacy products and services.

Mid-cap growth stocks have outperformed their mid-cap value counterparts over 5-, 10-, and 15-year periods as of December 31, 2024, as measured by Russell.

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology and consumer staples sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the consumer discretionary and financials sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Mid Cap Growth Fund Member Class - $11,861	S&P 500® Index (regulatory broad based index) - $18,938	Russell Midcap® Growth Index - $14,977
11/20Footnote Reference*	$10,000	$10,000	$10,000
12/20	$11,794	$11,381	$11,797
12/21	$12,369	$14,648	$13,299
12/22	$8,089	$11,995	$9,745
12/23	$9,552	$15,148	$12,266
12/24	$11,861	$18,938	$14,977

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Member Class	24.17%Footnote Reference	4.19%
S&P 500®IndexFootnote Reference1	25.02%	16.58%
Russell Midcap® Growth IndexFootnote Reference2	22.10%	10.19%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 76,513,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 642,000
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$76,513
Number of Holdings	82
Investment Advisory Fees	$642
Portfolio Turnover	126%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.7%
Consumer Staples	2.4%
Energy	2.8%
Communication Services	8.9%
Consumer Discretionary	12.1%
Health Care	14.1%
Financials	15.4%
Industrials	19.1%
Information Technology	24.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168393
Shareholder Report [Line Items]
Fund Name	Victory RS Growth Fund
Class Name	Class A
Trading Symbol	RSGRX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$129	1.10%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Despite the challenging performance over the past few years for growth, large-cap growth stocks have outperformed their large-cap value counterparts over 5-, 10-, and 15-year periods as of December 31, 2024, as measured by Russell. Leadership in the technology sector, the sector that is the majority of Russell 1000® Growth Index (the "Index"), drove strong returns and in particular the largest mega-cap largest technology stocks in the Fund set the tone all year. Our approach has included exposure to smaller mid-cap companies that can grow faster than their larger cap peers and offer more compelling valuations.

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the technology, financials, and consumer staples sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the consumer discretionary and materials sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Growth Fund Class A @ NAV - $35,577	Victory RS Growth Fund Class A @ MOP - $33,529	S&P 500® Index (regulatory broad based index) - $34,254	Russell 1000® Growth Index - $47,152
12/14	$10,000	$9,424	$10,000	$10,000
12/15	$10,394	$9,795	$10,138	$10,567
12/16	$10,587	$9,977	$11,351	$11,314
12/17	$13,948	$13,145	$13,829	$14,733
12/18	$12,999	$12,250	$13,223	$14,510
12/19	$16,876	$15,905	$17,386	$19,790
12/20	$22,891	$21,573	$20,585	$27,408
12/21	$27,449	$25,869	$26,494	$34,971
12/22	$18,306	$17,252	$21,696	$24,782
12/23	$26,479	$24,955	$27,399	$35,358
12/24	$35,577	$33,529	$34,254	$47,152

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	34.36%Footnote Reference	16.09%Footnote Reference	13.53%
Class A @ MOP	26.65%	14.72%	12.86%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
Russell 1000® Growth IndexFootnote Reference2	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
Material Change Description [Text Block]	the Fund's Class R shares converted to Class A shares
Material Change Date	Mar. 29, 2024
AssetsNet	$ 347,729,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 2,406,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$347,729
Number of Holdings	41
Investment Advisory Fees	$2,406
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	0.4%
Consumer Staples	0.5%
Industrials	5.0%
Financials	7.0%
Health Care	7.8%
Consumer Discretionary	13.0%
Communication Services	14.6%
Information TechnologyFootnote Reference**	50.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 29, 2024the Fund's Class R shares converted to Class A shares. For more complete information, you may review the Fund's prospectus, issued May 1, 2024.
C000168394
Shareholder Report [Line Items]
Fund Name	Victory RS Growth Fund
Class Name	Class C
Trading Symbol	RGWCX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$225	1.93%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Despite the challenging performance over the past few years for growth, large-cap growth stocks have outperformed their large-cap value counterparts over 5-, 10-, and 15-year periods as of December 31, 2024, as measured by Russell. Leadership in the technology sector, the sector that is the majority of Russell 1000® Growth Index (the "Index"), drove strong returns and in particular the largest mega-cap largest technology stocks in the Fund set the tone all year. Our approach has included exposure to smaller mid-cap companies that can grow faster than their larger cap peers and offer more compelling valuations.

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the technology, financials, and consumer staples sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the consumer discretionary and materials sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Growth Fund Class C @ NAV - $33,286	Victory RS Growth Fund Class C @ CDSC - $33,286	S&P 500® Index (regulatory broad based index) - $34,254	Russell 1000® Growth Index - $47,152
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$10,309	$10,309	$10,138	$10,567
12/16	$10,417	$10,417	$11,351	$11,314
12/17	$13,602	$13,602	$13,829	$14,733
12/18	$12,573	$12,573	$13,223	$14,510
12/19	$16,186	$16,186	$17,386	$19,790
12/20	$21,778	$21,778	$20,585	$27,408
12/21	$25,906	$25,906	$26,494	$34,971
12/22	$17,127	$17,127	$21,696	$24,782
12/23	$24,774	$24,774	$27,399	$35,358
12/24	$33,286	$33,286	$34,254	$47,152

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	33.23%Footnote Reference	15.13%Footnote Reference	12.78%
Class C @ CDSC	32.23%	15.13%	12.78%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
Russell 1000® Growth IndexFootnote Reference2	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 347,729,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 2,406,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$347,729
Number of Holdings	41
Investment Advisory Fees	$2,406
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	0.4%
Consumer Staples	0.5%
Industrials	5.0%
Financials	7.0%
Health Care	7.8%
Consumer Discretionary	13.0%
Communication Services	14.6%
Information TechnologyFootnote Reference**	50.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168392
Shareholder Report [Line Items]
Fund Name	Victory RS Growth Fund
Class Name	Class Y
Trading Symbol	RGRYX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$97	0.83%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Despite the challenging performance over the past few years for growth, large-cap growth stocks have outperformed their large-cap value counterparts over 5-, 10-, and 15-year periods as of December 31, 2024, as measured by Russell. Leadership in the technology sector, the sector that is the majority of Russell 1000® Growth Index (the "Index"), drove strong returns and in particular the largest mega-cap largest technology stocks in the Fund set the tone all year. Our approach has included exposure to smaller mid-cap companies that can grow faster than their larger cap peers and offer more compelling valuations.

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the technology, financials, and consumer staples sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the consumer discretionary and materials sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Growth Fund Class Y - $36,531	S&P 500® Index (regulatory broad based index) - $34,254	Russell 1000® Growth Index - $47,152
12/14	$10,000	$10,000	$10,000
12/15	$10,420	$10,138	$10,567
12/16	$10,644	$11,351	$11,314
12/17	$14,055	$13,829	$14,733
12/18	$13,133	$13,223	$14,510
12/19	$17,097	$17,386	$19,790
12/20	$23,262	$20,585	$27,408
12/21	$27,965	$26,494	$34,971
12/22	$18,700	$21,696	$24,782
12/23	$27,125	$27,399	$35,358
12/24	$36,531	$34,254	$47,152

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	34.68%Footnote Reference	16.40%Footnote Reference	13.83%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
Russell 1000® Growth IndexFootnote Reference2	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 347,729,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 2,406,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$347,729
Number of Holdings	41
Investment Advisory Fees	$2,406
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	0.4%
Consumer Staples	0.5%
Industrials	5.0%
Financials	7.0%
Health Care	7.8%
Consumer Discretionary	13.0%
Communication Services	14.6%
Information TechnologyFootnote Reference**	50.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168412
Shareholder Report [Line Items]
Fund Name	Victory RS Science and Technology Fund
Class Name	Class A
Trading Symbol	RSIFX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$172	1.48%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

The Fund’s relative underperfomance during the period was largely during the first half of the year, as the S&P North American Technology Sector Index™'s (the "Index") allocation to the narrow breadth of leadership in megacap technology outperformed the Fund’s stylistic allocation to lower market cap names and health care sector. Performance in the second half of the year was significantly improved due to style and stock selection.

We believe the underperformance of innovative smaller-cap information technology and health care stocks over the past two years has created an outsized opportunity for these segments relative to larger-cap information technology stocks and because current valuations (defined as the forward price-to-earnings, excluding non-earners) of the Russell 2000® Growth Index are near the cheapest since the 1979 inception of the index relative to the Russell 1000® Growth Index (per FactSet).

We continue to believe that innovative companies will grow at a much higher rate than the Index across market caps, so that the Fund’s holding will include a much more diversified set of companies than the Index.

Top contributors to performance:

  The Fund’s performance relative to the Index was positively impacted during the year by stock selection in the information technology sector, with the software and services industries particularly strong.

Top detractors from performance:

  The largest detractors from the Fund’s performance relative to the Index was the Fund’s active allocation to the health care sector, primarily in the biotechnology and pharmaceuticals industries.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Science and Technology Fund Class A @ NAV - $35,960	Victory RS Science and Technology Fund Class A @ MOP - $33,885	S&P 500® Index (regulatory broad based index) - $34,254	S&P North American Technology Sector Index™ - $65,639
12/14	$10,000	$9,423	$10,000	$10,000
12/15	$10,589	$9,978	$10,138	$10,991
12/16	$12,050	$11,355	$11,351	$12,481
12/17	$17,441	$16,434	$13,829	$17,196
12/18	$17,314	$16,315	$13,223	$17,691
12/19	$24,121	$22,730	$17,386	$25,243
12/20	$39,806	$37,510	$20,585	$36,640
12/21	$36,125	$34,040	$26,494	$46,313
12/22	$20,407	$19,230	$21,696	$29,937
12/23	$27,053	$25,493	$27,399	$48,237
12/24	$35,960	$33,885	$34,254	$65,639

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	32.92%Footnote Reference	8.31%	13.65%
Class A @ MOP	25.30%	7.03%	12.98%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
S&P North American Technology Sector Index™Footnote Reference2	36.08%	21.06%	20.70%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
Material Change Description [Text Block]	the Fund's Class R shares converted to Class A shares
Material Change Date	Mar. 29, 2024
AssetsNet	$ 204,534,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 1,889,000
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$204,534
Number of Holdings	88
Investment Advisory Fees	$1,889
Portfolio Turnover	39%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Financials	2.9%
Consumer Discretionary	4.5%
Communication Services	14.1%
Health Care	24.0%
Information TechnologyFootnote Reference**	54.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 29, 2024the Fund's Class R shares converted to Class A shares. For more complete information, you may review the Fund's prospectus, issued May 1, 2024.
C000168413
Shareholder Report [Line Items]
Fund Name	Victory RS Science and Technology Fund
Class Name	Class C
Trading Symbol	RINCX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$264	2.28%

Expenses Paid, Amount	$ 264
Expense Ratio, Percent	2.28%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

The Fund’s relative underperfomance during the period was largely during the first half of the year, as the S&P North American Technology Sector Index™'s (the "Index") allocation to the narrow breadth of leadership in megacap technology outperformed the Fund’s stylistic allocation to lower market cap names and health care sector. Performance in the second half of the year was significantly improved due to style and stock selection.

We believe the underperformance of innovative smaller-cap information technology and health care stocks over the past two years has created an outsized opportunity for these segments relative to larger-cap information technology stocks and because current valuations (defined as the forward price-to-earnings, excluding non-earners) of the Russell 2000® Growth Index are near the cheapest since the 1979 inception of the index relative to the Russell 1000® Growth Index (per FactSet).

We continue to believe that innovative companies will grow at a much higher rate than the Index across market caps, so that the Fund’s holding will include a much more diversified set of companies than the Index.

Top contributors to performance:

  The Fund’s performance relative to the Index was positively impacted during the year by stock selection in the information technology sector, with the software and services industries particularly strong.

Top detractors from performance:

  The largest detractors from the Fund’s performance relative to the Index was the Fund’s active allocation to the health care sector, primarily in the biotechnology and pharmaceuticals industries.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Science and Technology Fund Class C @ NAV - $33,746	Victory RS Science and Technology Fund Class C @ CDSC - $33,746	S&P 500® Index (regulatory broad based index) - $34,254	S&P North American Technology Sector Index™ - $65,639
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$10,508	$10,508	$10,138	$10,991
12/16	$11,860	$11,860	$11,351	$12,481
12/17	$17,044	$17,044	$13,829	$17,196
12/18	$16,775	$16,775	$13,223	$17,691
12/19	$23,194	$23,194	$17,386	$25,243
12/20	$37,972	$37,972	$20,585	$36,640
12/21	$34,164	$34,164	$26,494	$46,313
12/22	$19,151	$19,151	$21,696	$29,937
12/23	$25,388	$25,388	$27,399	$48,237
12/24	$33,746	$33,746	$34,254	$65,639

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	31.76%Footnote Reference	7.44%	12.93%
Class C @ CDSC	30.76%	7.44%	12.93%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
S&P North American Technology Sector Index™Footnote Reference2	36.08%	21.06%	20.70%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 204,534,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 1,889,000
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$204,534
Number of Holdings	88
Investment Advisory Fees	$1,889
Portfolio Turnover	39%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Financials	2.9%
Consumer Discretionary	4.5%
Communication Services	14.1%
Health Care	24.0%
Information TechnologyFootnote Reference**	54.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168415
Shareholder Report [Line Items]
Fund Name	Victory RS Science and Technology Fund
Class Name	Class Y
Trading Symbol	RIFYX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$145	1.24%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

The Fund’s relative underperfomance during the period was largely during the first half of the year, as the S&P North American Technology Sector Index™'s (the "Index") allocation to the narrow breadth of leadership in megacap technology outperformed the Fund’s stylistic allocation to lower market cap names and health care sector. Performance in the second half of the year was significantly improved due to style and stock selection.

We believe the underperformance of innovative smaller-cap information technology and health care stocks over the past two years has created an outsized opportunity for these segments relative to larger-cap information technology stocks and because current valuations (defined as the forward price-to-earnings, excluding non-earners) of the Russell 2000® Growth Index are near the cheapest since the 1979 inception of the index relative to the Russell 1000® Growth Index (per FactSet).

We continue to believe that innovative companies will grow at a much higher rate than the Index across market caps, so that the Fund’s holding will include a much more diversified set of companies than the Index.

Top contributors to performance:

  The Fund’s performance relative to the Index was positively impacted during the year by stock selection in the information technology sector, with the software and services industries particularly strong.

Top detractors from performance:

  The largest detractors from the Fund’s performance relative to the Index was the Fund’s active allocation to the health care sector, primarily in the biotechnology and pharmaceuticals industries.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Science and Technology Fund Class Y - $36,805	S&P 500® Index (regulatory broad based index) - $34,254	S&P North American Technology Sector Index™ - $65,639
12/14	$10,000	$10,000	$10,000
12/15	$10,611	$10,138	$10,991
12/16	$12,104	$11,351	$12,481
12/17	$17,563	$13,829	$17,196
12/18	$17,474	$13,223	$17,691
12/19	$24,404	$17,386	$25,243
12/20	$40,366	$20,585	$36,640
12/21	$36,716	$26,494	$46,313
12/22	$20,788	$21,696	$29,937
12/23	$27,628	$27,399	$48,237
12/24	$36,805	$34,254	$65,639

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	33.22%Footnote Reference	8.56%	13.92%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
S&P North American Technology Sector Index™Footnote Reference2	36.08%	21.06%	20.70%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 204,534,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 1,889,000
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$204,534
Number of Holdings	88
Investment Advisory Fees	$1,889
Portfolio Turnover	39%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Financials	2.9%
Consumer Discretionary	4.5%
Communication Services	14.1%
Health Care	24.0%
Information TechnologyFootnote Reference**	54.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168404
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Equity Fund
Class Name	Class A
Trading Symbol	GPSCX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$151	1.35%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Despite strong stock selection, the Fund’s absolute performance during the period was hindered in part by the relative performance of secular small-cap growth stocks as the small growth category, as defined by the Russell 2000® Growth Index (the "Index"), significantly underperformed large growth category, as defined by the Russell 1000® Growth Index. A "secular small-cap stock" refers to a small-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Index are the cheapest since the 1979 inception of the Index relative to the Russell 1000® Growth Index (per FactSet).

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology and financial sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the Fund’s holdings of securities in the energy and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Small Cap Equity Fund Class A @ NAV - $19,011	Victory RS Small Cap Equity Fund Class A @ MOP - $17,916	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 2000® Growth Index - $21,772
12/14	$10,000	$9,424	$10,000	$10,000
12/15	$10,061	$9,482	$10,048	$9,862
12/16	$10,181	$9,595	$11,327	$10,978
12/17	$14,005	$13,199	$13,721	$13,411
12/18	$12,831	$12,092	$13,002	$12,163
12/19	$17,769	$16,746	$17,035	$15,628
12/20	$24,519	$23,107	$20,593	$21,040
12/21	$22,715	$21,407	$25,877	$21,636
12/22	$14,263	$13,442	$20,907	$15,933
12/23	$15,299	$14,418	$26,334	$18,906
12/24	$19,011	$17,916	$32,604	$21,772

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	24.26%Footnote Reference	1.36%	6.64%
Class A @ MOP	17.05%	0.17%	6.00%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 2000® Growth IndexFootnote Reference2	15.15%	6.86%	8.09%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
Material Change Description [Text Block]	the Fund's Class R shares converted to Class A shares
Material Change Date	Mar. 29, 2024
AssetsNet	$ 37,045,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 257,000
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$37,045
Number of Holdings	38
Investment Advisory Fees	$257
Portfolio Turnover	206%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	1.0%
Energy	2.5%
Consumer Discretionary	13.8%
Health Care	14.8%
Information Technology	15.0%
Financials	22.5%
IndustrialsFootnote Reference**	29.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 29, 2024the Fund's Class R shares converted to Class A shares. For more complete information, you may review the Fund's prospectus, issued May 1, 2024.
C000168405
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Equity Fund
Class Name	Class C
Trading Symbol	RSCCX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$235	2.10%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Despite strong stock selection, the Fund’s absolute performance during the period was hindered in part by the relative performance of secular small-cap growth stocks as the small growth category, as defined by the Russell 2000® Growth Index (the "Index"), significantly underperformed large growth category, as defined by the Russell 1000® Growth Index. A "secular small-cap stock" refers to a small-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Index are the cheapest since the 1979 inception of the Index relative to the Russell 1000® Growth Index (per FactSet).

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology and financial sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the Fund’s holdings of securities in the energy and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Small Cap Equity Fund Class C @ NAV - $17,754	Victory RS Small Cap Equity Fund Class C @ CDSC - $17,754	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 2000® Growth Index - $21,772
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,983	$9,983	$10,048	$9,862
12/16	$10,022	$10,022	$11,327	$10,978
12/17	$13,665	$13,665	$13,721	$13,411
12/18	$12,403	$12,403	$13,002	$12,163
12/19	$17,024	$17,024	$17,035	$15,628
12/20	$23,280	$23,280	$20,593	$21,040
12/21	$21,384	$21,384	$25,877	$21,636
12/22	$13,320	$13,320	$20,907	$15,933
12/23	$14,288	$14,288	$26,334	$18,906
12/24	$17,754	$17,754	$32,604	$21,772

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	23.46%Footnote Reference	0.56%	5.91%
Class C @ CDSC	22.46%	0.56%	5.91%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 2000® Growth IndexFootnote Reference2	15.15%	6.86%	8.09%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 37,045,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 257,000
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$37,045
Number of Holdings	38
Investment Advisory Fees	$257
Portfolio Turnover	206%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	1.0%
Energy	2.5%
Consumer Discretionary	13.8%
Health Care	14.8%
Information Technology	15.0%
Financials	22.5%
IndustrialsFootnote Reference**	29.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168407
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Equity Fund
Class Name	Class Y
Trading Symbol	RSCYX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$124	1.10%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Despite strong stock selection, the Fund’s absolute performance during the period was hindered in part by the relative performance of secular small-cap growth stocks as the small growth category, as defined by the Russell 2000® Growth Index (the "Index"), significantly underperformed large growth category, as defined by the Russell 1000® Growth Index. A "secular small-cap stock" refers to a small-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Index are the cheapest since the 1979 inception of the Index relative to the Russell 1000® Growth Index (per FactSet).

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology and financial sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the Fund’s holdings of securities in the energy and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Small Cap Equity Fund Class Y - $19,305	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 2000® Growth Index - $21,772
12/14	$10,000	$10,000	$10,000
12/15	$10,018	$10,048	$9,862
12/16	$10,179	$11,327	$10,978
12/17	$14,024	$13,721	$13,411
12/18	$12,869	$13,002	$12,163
12/19	$17,848	$17,035	$15,628
12/20	$24,673	$20,593	$21,040
12/21	$22,884	$25,877	$21,636
12/22	$14,411	$20,907	$15,933
12/23	$15,491	$26,334	$18,906
12/24	$19,305	$32,604	$21,772

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	24.62%Footnote Reference	1.58%	6.80%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 2000® Growth IndexFootnote Reference2	15.15%	6.86%	8.09%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 37,045,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 257,000
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$37,045
Number of Holdings	38
Investment Advisory Fees	$257
Portfolio Turnover	206%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	1.0%
Energy	2.5%
Consumer Discretionary	13.8%
Health Care	14.8%
Information Technology	15.0%
Financials	22.5%
IndustrialsFootnote Reference**	29.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000219870
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Equity Fund
Class Name	Member Class
Trading Symbol	RSMMX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$129	1.15%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Despite strong stock selection, the Fund’s absolute performance during the period was hindered in part by the relative performance of secular small-cap growth stocks as the small growth category, as defined by the Russell 2000® Growth Index (the "Index"), significantly underperformed large growth category, as defined by the Russell 1000® Growth Index. A "secular small-cap stock" refers to a small-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Index are the cheapest since the 1979 inception of the Index relative to the Russell 1000® Growth Index (per FactSet).

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology and financial sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the Fund’s holdings of securities in the energy and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Small Cap Equity Fund Member Class - $9,749	Russell 3000® Index (regulatory broad based index) - $18,329	Russell 2000® Growth Index - $13,117
11/20Footnote Reference*	$10,000	$10,000	$10,000
12/20	$12,509	$11,577	$12,676
12/21	$11,590	$14,548	$13,035
12/22	$7,293	$11,754	$9,599
12/23	$7,830	$14,804	$11,390
12/24	$9,749	$18,329	$13,117

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Member Class	24.51%Footnote Reference	-0.61%
Russell 3000®IndexFootnote Reference1	23.81%	15.67%
Russell 2000® Growth IndexFootnote Reference2	15.15%	6.74%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 37,045,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 257,000
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$37,045
Number of Holdings	38
Investment Advisory Fees	$257
Portfolio Turnover	206%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	1.0%
Energy	2.5%
Consumer Discretionary	13.8%
Health Care	14.8%
Information Technology	15.0%
Financials	22.5%
IndustrialsFootnote Reference**	29.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168344
Shareholder Report [Line Items]
Fund Name	Victory RS International Fund
Class Name	Class A
Trading Symbol	GUBGX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$116	1.13%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  Positive stock selection in the industrials, consumer discretionary, and information technology sectors supported the Fund’s performance relative to the MSCI EAFE Index for the period.

  From a regional perspective, positive stock selection in Japan and the United Kingdom contributed to relative performance.

  Country-level contributors to relative performance included Netherlands, Denmark, and New Zealand.

Top detractors from performance:

  Negative stock selection in the materials sector hurt relative performance.

  By region, stock selection was negative in Europe.

  Country-level detractors included France, Switzerland, and Belgium.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS International Fund Class A @ NAV - $17,951	Victory RS International Fund Class A @ MOP - $16,923	MSCI EAFE Index (regulatory broad based index) - $16,598
12/14	$10,000	$9,427	$10,000
12/15	$10,064	$9,487	$9,919
12/16	$10,306	$9,715	$10,018
12/17	$12,909	$12,169	$12,526
12/18	$11,535	$10,874	$10,798
12/19	$14,040	$13,235	$13,176
12/20	$14,819	$13,970	$14,205
12/21	$16,901	$15,933	$15,805
12/22	$14,216	$13,401	$13,521
12/23	$17,033	$16,057	$15,987
12/24	$17,951	$16,923	$16,598

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	5.39%	5.04%	6.03%
Class A @ MOP	-0.65%	3.80%	5.40%
MSCI EAFE IndexFootnote Reference1	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 416,419,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 3,291,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$416,419
Number of Holdings	76
Investment Advisory Fees	$3,291
Portfolio Turnover	19%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	3.1%
Energy	3.4%
Communication Services	4.6%
Materials	6.0%
Information Technology	9.3%
Consumer Staples	9.4%
Consumer Discretionary	10.8%
Health Care	12.4%
Industrials	15.0%
Financials	20.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168345
Shareholder Report [Line Items]
Fund Name	Victory RS International Fund
Class Name	Class C
Trading Symbol	RIGCX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$192	1.88%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  Positive stock selection in the industrials, consumer discretionary, and information technology sectors supported the Fund’s performance relative to the MSCI EAFE Index for the period.

  From a regional perspective, positive stock selection in Japan and the United Kingdom contributed to relative performance.

  Country-level contributors to relative performance included Netherlands, Denmark, and New Zealand.

Top detractors from performance:

  Negative stock selection in the materials sector hurt relative performance.

  By region, stock selection was negative in Europe.

  Country-level detractors included France, Switzerland, and Belgium.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS International Fund Class C @ NAV - $16,896	Victory RS International Fund Class C @ CDSC - $16,896	MSCI EAFE Index (regulatory broad based index) - $16,598
12/14	$10,000	$10,000	$10,000
12/15	$9,973	$9,973	$9,919
12/16	$10,150	$10,150	$10,018
12/17	$12,611	$12,611	$12,526
12/18	$11,193	$11,193	$10,798
12/19	$13,509	$13,509	$13,176
12/20	$14,152	$14,152	$14,205
12/21	$16,025	$16,025	$15,805
12/22	$13,380	$13,380	$13,521
12/23	$16,032	$16,032	$15,987
12/24	$16,896	$16,896	$16,598

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	4.62%	4.26%	5.39%
Class C @ CDSC	3.62%	4.26%	5.39%
MSCI EAFE IndexFootnote Reference1	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 416,419,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 3,291,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$416,419
Number of Holdings	76
Investment Advisory Fees	$3,291
Portfolio Turnover	19%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	3.1%
Energy	3.4%
Communication Services	4.6%
Materials	6.0%
Information Technology	9.3%
Consumer Staples	9.4%
Consumer Discretionary	10.8%
Health Care	12.4%
Industrials	15.0%
Financials	20.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168346
Shareholder Report [Line Items]
Fund Name	Victory RS International Fund
Class Name	Class R
Trading Symbol	RIGKX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$142	1.38%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  Positive stock selection in the industrials, consumer discretionary, and information technology sectors supported the Fund’s performance relative to the MSCI EAFE Index for the period.

  From a regional perspective, positive stock selection in Japan and the United Kingdom contributed to relative performance.

  Country-level contributors to relative performance included Netherlands, Denmark, and New Zealand.

Top detractors from performance:

  Negative stock selection in the materials sector hurt relative performance.

  By region, stock selection was negative in Europe.

  Country-level detractors included France, Switzerland, and Belgium.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS International Fund Class R - $17,439	MSCI EAFE Index (regulatory broad based index) - $16,598
12/14	$10,000	$10,000
12/15	$10,022	$9,919
12/16	$10,228	$10,018
12/17	$12,770	$12,526
12/18	$11,385	$10,798
12/19	$13,818	$13,176
12/20	$14,538	$14,205
12/21	$16,551	$15,805
12/22	$13,888	$13,521
12/23	$16,595	$15,987
12/24	$17,439	$16,598

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R	5.09%	4.77%	5.72%
MSCI EAFE IndexFootnote Reference1	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 416,419,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 3,291,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$416,419
Number of Holdings	76
Investment Advisory Fees	$3,291
Portfolio Turnover	19%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	3.1%
Energy	3.4%
Communication Services	4.6%
Materials	6.0%
Information Technology	9.3%
Consumer Staples	9.4%
Consumer Discretionary	10.8%
Health Care	12.4%
Industrials	15.0%
Financials	20.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000213174
Shareholder Report [Line Items]
Fund Name	Victory RS International Fund
Class Name	Class R6
Trading Symbol	RSIRX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$85	0.83%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  Positive stock selection in the industrials, consumer discretionary, and information technology sectors supported the Fund’s performance relative to the MSCI EAFE Index for the period.

  From a regional perspective, positive stock selection in Japan and the United Kingdom contributed to relative performance.

  Country-level contributors to relative performance included Netherlands, Denmark, and New Zealand.

Top detractors from performance:

  Negative stock selection in the materials sector hurt relative performance.

  By region, stock selection was negative in Europe.

  Country-level detractors included France, Switzerland, and Belgium.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS International Fund Class R6 - $13,924	MSCI EAFE Index (regulatory broad based index) - $13,564
5/19Footnote Reference*	$10,000	$10,000
12/19	$10,724	$10,767
12/20	$11,357	$11,608
12/21	$12,983	$12,916
12/22	$10,962	$11,049
12/23	$13,173	$13,064
12/24	$13,924	$13,564

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class R6	5.70%	5.36%	6.01%
MSCI EAFE IndexFootnote Reference1	3.82%	4.73%	5.52%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 416,419,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 3,291,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$416,419
Number of Holdings	76
Investment Advisory Fees	$3,291
Portfolio Turnover	19%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	3.1%
Energy	3.4%
Communication Services	4.6%
Materials	6.0%
Information Technology	9.3%
Consumer Staples	9.4%
Consumer Discretionary	10.8%
Health Care	12.4%
Industrials	15.0%
Financials	20.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168347
Shareholder Report [Line Items]
Fund Name	Victory RS International Fund
Class Name	Class Y
Trading Symbol	RSIGX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  Positive stock selection in the industrials, consumer discretionary, and information technology sectors supported the Fund’s performance relative to the MSCI EAFE Index for the period.

  From a regional perspective, positive stock selection in Japan and the United Kingdom contributed to relative performance.

  Country-level contributors to relative performance included Netherlands, Denmark, and New Zealand.

Top detractors from performance:

  Negative stock selection in the materials sector hurt relative performance.

  By region, stock selection was negative in Europe.

  Country-level detractors included France, Switzerland, and Belgium.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS International Fund Class Y - $18,412	MSCI EAFE Index (regulatory broad based index) - $16,598
12/14	$10,000	$10,000
12/15	$10,092	$9,919
12/16	$10,363	$10,018
12/17	$13,012	$12,526
12/18	$11,661	$10,798
12/19	$14,219	$13,176
12/20	$15,043	$14,205
12/21	$17,207	$15,805
12/22	$14,504	$13,521
12/23	$17,427	$15,987
12/24	$18,412	$16,598

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	5.65%	5.30%	6.29%
MSCI EAFE IndexFootnote Reference1	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 416,419,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 3,291,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$416,419
Number of Holdings	76
Investment Advisory Fees	$3,291
Portfolio Turnover	19%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	3.1%
Energy	3.4%
Communication Services	4.6%
Materials	6.0%
Information Technology	9.3%
Consumer Staples	9.4%
Consumer Discretionary	10.8%
Health Care	12.4%
Industrials	15.0%
Financials	20.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168340
Shareholder Report [Line Items]
Fund Name	Victory RS Global Fund
Class Name	Class A
Trading Symbol	RSGGX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  Positive stock selection in the financials, industrials, and information technology sectors supported the Fund’s performance relative to the MSCI All Country World Index (the "Index") for the period.

  From a regional perspective, positive stock selection in North America and Japan contributed to performance relative to the Index.

  Country-level contributors to relative performance included the United States, South Africa, and an underweight allocation to South Korea.

Top detractors from performance:

  Negative stock selection in the energy sector hurt relative performance.

  By region, stock selection in Europe detracted from relative performance.

  Country-level detractors included Belgium, France, and Indonesia.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Global Fund Class A @ NAV - $29,825	Victory RS Global Fund Class A @ MOP - $28,099	MSCI All Country World Index (regulatory broad based index) - $24,184
12/14	$10,000	$9,421	$10,000
12/15	$10,368	$9,768	$9,764
12/16	$11,059	$10,419	$10,532
12/17	$13,767	$12,970	$13,056
12/18	$13,016	$12,263	$11,827
12/19	$16,968	$15,986	$14,973
12/20	$19,853	$18,704	$17,407
12/21	$24,299	$22,893	$20,633
12/22	$19,684	$18,545	$16,844
12/23	$24,925	$23,483	$20,584
12/24	$29,825	$28,099	$24,184

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	19.66%Footnote Reference	11.94%	11.55%
Class A @ MOP	12.76%	10.62%	10.88%
MSCI All Country World IndexFootnote Reference1	17.49%	10.06%	9.23%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
Material Change Description [Text Block]	the Fund’s investment strategy changed to reflect a reduction in the percentage the Fund normally will investment in non-U.S. companies from 40% to 30%
Material Change Date	Jul. 01, 2024
AssetsNet	$ 1,217,876,000
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 6,265,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,217,876
Number of Holdings	104
Investment Advisory Fees	$6,265
Portfolio Turnover	20%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	1.9%
Energy	3.4%
Materials	3.7%
Consumer Staples	5.8%
Industrials	8.7%
Communication Services	8.8%
Health Care	9.2%
Consumer Discretionary	12.6%
Financials	17.5%
Information Technology	24.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund’s investment strategy changed to reflect a reduction in the percentage the Fund normally will investment in non-U.S. companies from 40% to 30%.  For more complete information, you may review the Fund's prospectus issued May 1, 2024.

C000168341
Shareholder Report [Line Items]
Fund Name	Victory RS Global Fund
Class Name	Class C
Trading Symbol	RGGCX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$175	1.60%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  Positive stock selection in the financials, industrials, and information technology sectors supported the Fund’s performance relative to the MSCI All Country World Index (the "Index") for the period.

  From a regional perspective, positive stock selection in North America and Japan contributed to performance relative to the Index.

  Country-level contributors to relative performance included the United States, South Africa, and an underweight allocation to South Korea.

Top detractors from performance:

  Negative stock selection in the energy sector hurt relative performance.

  By region, stock selection in Europe detracted from relative performance.

  Country-level detractors included Belgium, France, and Indonesia.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Global Fund Class C @ NAV - $28,076	Victory RS Global Fund Class C @ CDSC - $28,076	MSCI All Country World Index (regulatory broad based index) - $24,184
12/14	$10,000	$10,000	$10,000
12/15	$10,285	$10,285	$9,764
12/16	$10,894	$10,894	$10,532
12/17	$13,450	$13,450	$13,056
12/18	$12,617	$12,617	$11,827
12/19	$16,342	$16,342	$14,973
12/20	$18,967	$18,967	$17,407
12/21	$23,050	$23,050	$20,633
12/22	$18,530	$18,530	$16,844
12/23	$23,463	$23,463	$20,584
12/24	$28,076	$28,076	$24,184

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	18.76%Footnote Reference	11.10%	10.87%
Class C @ CDSC	17.76%	11.10%	10.87%
MSCI All Country World IndexFootnote Reference1	17.49%	10.06%	9.23%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
Material Change Description [Text Block]	the Fund’s investment strategy changed to reflect a reduction in the percentage the Fund normally will investment in non-U.S. companies from 40% to 30%
Material Change Date	Jul. 01, 2024
AssetsNet	$ 1,217,876,000
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 6,265,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,217,876
Number of Holdings	104
Investment Advisory Fees	$6,265
Portfolio Turnover	20%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	1.9%
Energy	3.4%
Materials	3.7%
Consumer Staples	5.8%
Industrials	8.7%
Communication Services	8.8%
Health Care	9.2%
Consumer Discretionary	12.6%
Financials	17.5%
Information Technology	24.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund’s investment strategy changed to reflect a reduction in the percentage the Fund normally will investment in non-U.S. companies from 40% to 30%.  For more complete information, you may review the Fund's prospectus issued May 1, 2024.

C000168342
Shareholder Report [Line Items]
Fund Name	Victory RS Global Fund
Class Name	Class R
Trading Symbol	RGGKX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$121	1.10%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  Positive stock selection in the financials, industrials, and information technology sectors supported the Fund’s performance relative to the MSCI All Country World Index (the "Index") for the period.

  From a regional perspective, positive stock selection in North America and Japan contributed to performance relative to the Index.

  Country-level contributors to relative performance included the United States, South Africa, and an underweight allocation to South Korea.

Top detractors from performance:

  Negative stock selection in the energy sector hurt relative performance.

  By region, stock selection in Europe detracted from relative performance.

  Country-level detractors included Belgium, France, and Indonesia.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Global Fund Class R - $35,638	MSCI All Country World Index (regulatory broad based index) - $24,184
12/14	$10,000	$10,000
12/15	$10,323	$9,764
12/16	$13,479	$10,532
12/17	$16,726	$13,056
12/18	$15,776	$11,827
12/19	$20,524	$14,973
12/20	$23,951	$17,407
12/21	$29,248	$20,633
12/22	$23,635	$16,844
12/23	$29,848	$20,584
12/24	$35,638	$24,184

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R	19.40%Footnote Reference	11.67%	13.55%
MSCI All Country World IndexFootnote Reference1	17.49%	10.06%	9.23%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Material Change Description [Text Block]	the Fund’s investment strategy changed to reflect a reduction in the percentage the Fund normally will investment in non-U.S. companies from 40% to 30%
Material Change Date	Jul. 01, 2024
AssetsNet	$ 1,217,876,000
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 6,265,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,217,876
Number of Holdings	104
Investment Advisory Fees	$6,265
Portfolio Turnover	20%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	1.9%
Energy	3.4%
Materials	3.7%
Consumer Staples	5.8%
Industrials	8.7%
Communication Services	8.8%
Health Care	9.2%
Consumer Discretionary	12.6%
Financials	17.5%
Information Technology	24.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund’s investment strategy changed to reflect a reduction in the percentage the Fund normally will investment in non-U.S. companies from 40% to 30%.  For more complete information, you may review the Fund's prospectus issued May 1, 2024.

C000213170
Shareholder Report [Line Items]
Fund Name	Victory RS Global Fund
Class Name	Class R6
Trading Symbol	RGGRX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  Positive stock selection in the financials, industrials, and information technology sectors supported the Fund’s performance relative to the MSCI All Country World Index (the "Index") for the period.

  From a regional perspective, positive stock selection in North America and Japan contributed to performance relative to the Index.

  Country-level contributors to relative performance included the United States, South Africa, and an underweight allocation to South Korea.

Top detractors from performance:

  Negative stock selection in the energy sector hurt relative performance.

  By region, stock selection in Europe detracted from relative performance.

  Country-level detractors included Belgium, France, and Indonesia.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Global Fund Class R6 - $20,056	MSCI All Country World Index (regulatory broad based index) - $17,693
5/19Footnote Reference*	$10,000	$10,000
12/19	$11,247	$10,954
12/20	$13,188	$12,734
12/21	$16,201	$15,095
12/22	$13,154	$12,323
12/23	$16,708	$15,059
12/24	$20,056	$17,693

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class R6	20.04%Footnote Reference	12.26%	13.06%
MSCI All Country World IndexFootnote Reference1	17.49%	10.06%	10.59%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Material Change Description [Text Block]	the Fund’s investment strategy changed to reflect a reduction in the percentage the Fund normally will investment in non-U.S. companies from 40% to 30%
Material Change Date	Jul. 01, 2024
AssetsNet	$ 1,217,876,000
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 6,265,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,217,876
Number of Holdings	104
Investment Advisory Fees	$6,265
Portfolio Turnover	20%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	1.9%
Energy	3.4%
Materials	3.7%
Consumer Staples	5.8%
Industrials	8.7%
Communication Services	8.8%
Health Care	9.2%
Consumer Discretionary	12.6%
Financials	17.5%
Information Technology	24.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund’s investment strategy changed to reflect a reduction in the percentage the Fund normally will investment in non-U.S. companies from 40% to 30%.  For more complete information, you may review the Fund's prospectus issued May 1, 2024.

C000168343
Shareholder Report [Line Items]
Fund Name	Victory RS Global Fund
Class Name	Class Y
Trading Symbol	RGGYX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  Positive stock selection in the financials, industrials, and information technology sectors supported the Fund’s performance relative to the MSCI All Country World Index (the "Index") for the period.

  From a regional perspective, positive stock selection in North America and Japan contributed to performance relative to the Index.

  Country-level contributors to relative performance included the United States, South Africa, and an underweight allocation to South Korea.

Top detractors from performance:

  Negative stock selection in the energy sector hurt relative performance.

  By region, stock selection in Europe detracted from relative performance.

  Country-level detractors included Belgium, France, and Indonesia.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Global Fund Class Y - $30,621	MSCI All Country World Index (regulatory broad based index) - $24,184
12/14	$10,000	$10,000
12/15	$10,396	$9,764
12/16	$11,125	$10,532
12/17	$13,879	$13,056
12/18	$13,162	$11,827
12/19	$17,202	$14,973
12/20	$20,173	$17,407
12/21	$24,768	$20,633
12/22	$20,107	$16,844
12/23	$25,523	$20,584
12/24	$30,621	$24,184

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	19.97%Footnote Reference	12.22%	11.84%
MSCI All Country World IndexFootnote Reference1	17.49%	10.06%	9.23%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Material Change Description [Text Block]	the Fund’s investment strategy changed to reflect a reduction in the percentage the Fund normally will investment in non-U.S. companies from 40% to 30%
Material Change Date	Jul. 01, 2024
AssetsNet	$ 1,217,876,000
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 6,265,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,217,876
Number of Holdings	104
Investment Advisory Fees	$6,265
Portfolio Turnover	20%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	1.9%
Energy	3.4%
Materials	3.7%
Consumer Staples	5.8%
Industrials	8.7%
Communication Services	8.8%
Health Care	9.2%
Consumer Discretionary	12.6%
Financials	17.5%
Information Technology	24.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund’s investment strategy changed to reflect a reduction in the percentage the Fund normally will investment in non-U.S. companies from 40% to 30%.  For more complete information, you may review the Fund's prospectus issued May 1, 2024.

C000168352
Shareholder Report [Line Items]
Fund Name	Victory Sophus Emerging Markets Fund
Class Name	Class A
Trading Symbol	GBEMX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$137	1.34%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  Stock selection in the industrials sector served as the most significant contributor to relative performance in the period. The Fund was moderately overweight this sector.

  Holdings in Taiwanese companies were another significant contributor to relative performance, driven by positive stock selection within the technology sector. Within industrials, Fortune Electric Co. Ltd outperformed due to the previously mentioned power investments. The Fund was moderately underweight in Taiwanese companies.

  The materials sector also significantly contributed to relative performance, due to positive stock selection, as evidenced by holdings including Shandong Nanshan Aluminum, Western Mining, and Welspun Corp. Ltd. The Fund benefited from its underweight allocation in poor performer POSCO. The Fund was positioned effectively neutral in this sector.

Top detractors from performance:

  The third quarter was flooded by conflicting signals and periods of sharp reversals, which resulted in elevated market volatility, with sentiment changing sometimes on a weekly basis. This proved a challenging environment for the Fund’s quantitative models to perform. As such, the impact of market volatility was one of the most significant detractors from performance in 2024.

  The consumer discretionary sector was the most significant detractor from relative performance, due to negative stock selection concentrated largely amongst a handful of underperforming investments that the Fund held over the course of the year. The Fund was moderately overweight the consumer discretionary sector during the period.

  China-based investments were the most significant detractor from relative performance, driven by both stock-specific blow-ups and the Fund’s defensive positioning within that market amidst the sharp rally in the final week of the third quarter. Four consumer discretionary stocks alone accounted for roughly half of this China-centric negative attribution: Alibaba Group Holdings Ltd., Class W, PDD, Miniso, and JD.com, Inc., Class SW. The Fund was virtually neutral positioned in China-centric investments.

  Holdings in the information technology sector significantly detracted from relative performance, due to negative stock selection, driven by a combination of strong performers the Fund did not own (or held at underweight positions on average). The Fund was positioned effectively neutral in this sector.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Sophus Emerging Markets Fund Class A @ NAV - $13,753	Victory Sophus Emerging Markets Fund Class A @ MOP - $12,963	MSCI All Country World Index (regulatory broad based index) - $24,184	MSCI Emerging Markets Index - $14,293
12/14	$10,000	$9,425	$10,000	$10,000
12/15	$8,706	$8,206	$9,764	$8,508
12/16	$9,621	$9,068	$10,532	$9,460
12/17	$13,669	$12,884	$13,056	$12,987
12/18	$11,061	$10,426	$11,827	$11,094
12/19	$13,601	$12,820	$14,973	$13,139
12/20	$15,876	$14,964	$17,407	$15,544
12/21	$15,185	$14,313	$20,633	$15,149
12/22	$11,783	$11,106	$16,844	$12,105
12/23	$13,076	$12,324	$20,584	$13,295
12/24	$13,753	$12,963	$24,184	$14,293

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	5.18%	0.22%	3.24%
Class A @ MOP	-0.86%	-0.95%	2.63%
MSCI All Country World IndexFootnote Reference1	17.49%	10.06%	9.23%
MSCI Emerging Markets IndexFootnote Reference2	7.50%	1.70%	3.64%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 343,742,000
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 3,722,000
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$343,742
Number of Holdings	125
Investment Advisory Fees	$3,722
Portfolio Turnover	96%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.6%
Real Estate	2.9%
Energy	3.0%
Materials	5.0%
Health Care	5.9%
Industrials	8.4%
Communication Services	8.6%
Consumer Discretionary	14.6%
Financials	20.2%
Information TechnologyFootnote Reference**	25.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168353
Shareholder Report [Line Items]
Fund Name	Victory Sophus Emerging Markets Fund
Class Name	Class C
Trading Symbol	REMGX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$219	2.14%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.14%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  Stock selection in the industrials sector served as the most significant contributor to relative performance in the period. The Fund was moderately overweight this sector.

  Holdings in Taiwanese companies were another significant contributor to relative performance, driven by positive stock selection within the technology sector. Within industrials, Fortune Electric Co. Ltd outperformed due to the previously mentioned power investments. The Fund was moderately underweight in Taiwanese companies.

  The materials sector also significantly contributed to relative performance, due to positive stock selection, as evidenced by holdings including Shandong Nanshan Aluminum, Western Mining, and Welspun Corp. Ltd. The Fund benefited from its underweight allocation in poor performer POSCO. The Fund was positioned effectively neutral in this sector.

Top detractors from performance:

  The third quarter was flooded by conflicting signals and periods of sharp reversals, which resulted in elevated market volatility, with sentiment changing sometimes on a weekly basis. This proved a challenging environment for the Fund’s quantitative models to perform. As such, the impact of market volatility was one of the most significant detractors from performance in 2024.

  The consumer discretionary sector was the most significant detractor from relative performance, due to negative stock selection concentrated largely amongst a handful of underperforming investments that the Fund held over the course of the year. The Fund was moderately overweight the consumer discretionary sector during the period.

  China-based investments were the most significant detractor from relative performance, driven by both stock-specific blow-ups and the Fund’s defensive positioning within that market amidst the sharp rally in the final week of the third quarter. Four consumer discretionary stocks alone accounted for roughly half of this China-centric negative attribution: Alibaba Group Holdings Ltd., Class W, PDD, Miniso, and JD.com, Inc., Class SW. The Fund was virtually neutral positioned in China-centric investments.

  Holdings in the information technology sector significantly detracted from relative performance, due to negative stock selection, driven by a combination of strong performers the Fund did not own (or held at underweight positions on average). The Fund was positioned effectively neutral in this sector.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Sophus Emerging Markets Fund Class C @ NAV - $12,893	Victory Sophus Emerging Markets Fund Class C @ CDSC - $12,893	MSCI All Country World Index (regulatory broad based index) - $24,184	MSCI Emerging Markets Index - $14,293
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$8,632	$8,632	$9,764	$8,508
12/16	$9,462	$9,462	$10,532	$9,460
12/17	$13,337	$13,337	$13,056	$12,987
12/18	$10,704	$10,704	$11,827	$11,094
12/19	$13,064	$13,064	$14,973	$13,139
12/20	$15,127	$15,127	$17,407	$15,544
12/21	$14,347	$14,347	$20,633	$15,149
12/22	$11,046	$11,046	$16,844	$12,105
12/23	$12,257	$12,257	$20,584	$13,295
12/24	$12,893	$12,893	$24,184	$14,293

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	4.34%	-0.59%	2.57%
Class C @ CDSC	3.34%	-0.59%	2.57%
MSCI All Country World IndexFootnote Reference1	17.49%	10.06%	9.23%
MSCI Emerging Markets IndexFootnote Reference2	7.50%	1.70%	3.64%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 343,742,000
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 3,722,000
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$343,742
Number of Holdings	125
Investment Advisory Fees	$3,722
Portfolio Turnover	96%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.6%
Real Estate	2.9%
Energy	3.0%
Materials	5.0%
Health Care	5.9%
Industrials	8.4%
Communication Services	8.6%
Consumer Discretionary	14.6%
Financials	20.2%
Information TechnologyFootnote Reference**	25.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168354
Shareholder Report [Line Items]
Fund Name	Victory Sophus Emerging Markets Fund
Class Name	Class R
Trading Symbol	REMKX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$162	1.58%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  Stock selection in the industrials sector served as the most significant contributor to relative performance in the period. The Fund was moderately overweight this sector.

  Holdings in Taiwanese companies were another significant contributor to relative performance, driven by positive stock selection within the technology sector. Within industrials, Fortune Electric Co. Ltd outperformed due to the previously mentioned power investments. The Fund was moderately underweight in Taiwanese companies.

  The materials sector also significantly contributed to relative performance, due to positive stock selection, as evidenced by holdings including Shandong Nanshan Aluminum, Western Mining, and Welspun Corp. Ltd. The Fund benefited from its underweight allocation in poor performer POSCO. The Fund was positioned effectively neutral in this sector.

Top detractors from performance:

  The third quarter was flooded by conflicting signals and periods of sharp reversals, which resulted in elevated market volatility, with sentiment changing sometimes on a weekly basis. This proved a challenging environment for the Fund’s quantitative models to perform. As such, the impact of market volatility was one of the most significant detractors from performance in 2024.

  The consumer discretionary sector was the most significant detractor from relative performance, due to negative stock selection concentrated largely amongst a handful of underperforming investments that the Fund held over the course of the year. The Fund was moderately overweight the consumer discretionary sector during the period.

  China-based investments were the most significant detractor from relative performance, driven by both stock-specific blow-ups and the Fund’s defensive positioning within that market amidst the sharp rally in the final week of the third quarter. Four consumer discretionary stocks alone accounted for roughly half of this China-centric negative attribution: Alibaba Group Holdings Ltd., Class W, PDD, Miniso, and JD.com, Inc., Class SW. The Fund was virtually neutral positioned in China-centric investments.

  Holdings in the information technology sector significantly detracted from relative performance, due to negative stock selection, driven by a combination of strong performers the Fund did not own (or held at underweight positions on average). The Fund was positioned effectively neutral in this sector.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Sophus Emerging Markets Fund Class R - $13,413	MSCI All Country World Index (regulatory broad based index) - $24,184	MSCI Emerging Markets Index - $14,293
12/14	$10,000	$10,000	$10,000
12/15	$8,677	$9,764	$8,508
12/16	$9,568	$10,532	$9,460
12/17	$13,557	$13,056	$12,987
12/18	$10,948	$11,827	$11,094
12/19	$13,427	$14,973	$13,139
12/20	$15,638	$17,407	$15,544
12/21	$14,924	$20,633	$15,149
12/22	$11,548	$16,844	$12,105
12/23	$12,783	$20,584	$13,295
12/24	$13,413	$24,184	$14,293

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R	4.93%	-0.02%	2.98%
MSCI All Country World IndexFootnote Reference1	17.49%	10.06%	9.23%
MSCI Emerging Markets IndexFootnote Reference2	7.50%	1.70%	3.64%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 343,742,000
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 3,722,000
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$343,742
Number of Holdings	125
Investment Advisory Fees	$3,722
Portfolio Turnover	96%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.6%
Real Estate	2.9%
Energy	3.0%
Materials	5.0%
Health Care	5.9%
Industrials	8.4%
Communication Services	8.6%
Consumer Discretionary	14.6%
Financials	20.2%
Information TechnologyFootnote Reference**	25.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000172968
Shareholder Report [Line Items]
Fund Name	Victory Sophus Emerging Markets Fund
Class Name	Class R6
Trading Symbol	RSERX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  Stock selection in the industrials sector served as the most significant contributor to relative performance in the period. The Fund was moderately overweight this sector.

  Holdings in Taiwanese companies were another significant contributor to relative performance, driven by positive stock selection within the technology sector. Within industrials, Fortune Electric Co. Ltd outperformed due to the previously mentioned power investments. The Fund was moderately underweight in Taiwanese companies.

  The materials sector also significantly contributed to relative performance, due to positive stock selection, as evidenced by holdings including Shandong Nanshan Aluminum, Western Mining, and Welspun Corp. Ltd. The Fund benefited from its underweight allocation in poor performer POSCO. The Fund was positioned effectively neutral in this sector.

Top detractors from performance:

  The third quarter was flooded by conflicting signals and periods of sharp reversals, which resulted in elevated market volatility, with sentiment changing sometimes on a weekly basis. This proved a challenging environment for the Fund’s quantitative models to perform. As such, the impact of market volatility was one of the most significant detractors from performance in 2024.

  The consumer discretionary sector was the most significant detractor from relative performance, due to negative stock selection concentrated largely amongst a handful of underperforming investments that the Fund held over the course of the year. The Fund was moderately overweight the consumer discretionary sector during the period.

  China-based investments were the most significant detractor from relative performance, driven by both stock-specific blow-ups and the Fund’s defensive positioning within that market amidst the sharp rally in the final week of the third quarter. Four consumer discretionary stocks alone accounted for roughly half of this China-centric negative attribution: Alibaba Group Holdings Ltd., Class W, PDD, Miniso, and JD.com, Inc., Class SW. The Fund was virtually neutral positioned in China-centric investments.

  Holdings in the information technology sector significantly detracted from relative performance, due to negative stock selection, driven by a combination of strong performers the Fund did not own (or held at underweight positions on average). The Fund was positioned effectively neutral in this sector.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Sophus Emerging Markets Fund Class R6 - $15,094	MSCI All Country World Index (regulatory broad based index) - $23,793	MSCI Emerging Markets Index - $15,578
11/16Footnote Reference*	$10,000	$10,000	$10,000
12/16	$10,181	$10,362	$10,311
12/17	$14,536	$12,845	$14,155
12/18	$11,814	$11,636	$12,092
12/19	$14,596	$14,730	$14,321
12/20	$17,118	$17,125	$16,942
12/21	$16,445	$20,300	$16,512
12/22	$12,818	$16,572	$13,194
12/23	$14,284	$20,251	$14,491
12/24	$15,094	$23,793	$15,578

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class R6	5.67%	0.67%	5.20%
MSCI All Country World IndexFootnote Reference1	17.49%	10.06%	11.25%
MSCI Emerging Markets IndexFootnote Reference2	7.50%	1.70%	5.60%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 343,742,000
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 3,722,000
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$343,742
Number of Holdings	125
Investment Advisory Fees	$3,722
Portfolio Turnover	96%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.6%
Real Estate	2.9%
Energy	3.0%
Materials	5.0%
Health Care	5.9%
Industrials	8.4%
Communication Services	8.6%
Consumer Discretionary	14.6%
Financials	20.2%
Information TechnologyFootnote Reference**	25.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168355
Shareholder Report [Line Items]
Fund Name	Victory Sophus Emerging Markets Fund
Class Name	Class Y
Trading Symbol	RSENX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  Stock selection in the industrials sector served as the most significant contributor to relative performance in the period. The Fund was moderately overweight this sector.

  Holdings in Taiwanese companies were another significant contributor to relative performance, driven by positive stock selection within the technology sector. Within industrials, Fortune Electric Co. Ltd outperformed due to the previously mentioned power investments. The Fund was moderately underweight in Taiwanese companies.

  The materials sector also significantly contributed to relative performance, due to positive stock selection, as evidenced by holdings including Shandong Nanshan Aluminum, Western Mining, and Welspun Corp. Ltd. The Fund benefited from its underweight allocation in poor performer POSCO. The Fund was positioned effectively neutral in this sector.

Top detractors from performance:

  The third quarter was flooded by conflicting signals and periods of sharp reversals, which resulted in elevated market volatility, with sentiment changing sometimes on a weekly basis. This proved a challenging environment for the Fund’s quantitative models to perform. As such, the impact of market volatility was one of the most significant detractors from performance in 2024.

  The consumer discretionary sector was the most significant detractor from relative performance, due to negative stock selection concentrated largely amongst a handful of underperforming investments that the Fund held over the course of the year. The Fund was moderately overweight the consumer discretionary sector during the period.

  China-based investments were the most significant detractor from relative performance, driven by both stock-specific blow-ups and the Fund’s defensive positioning within that market amidst the sharp rally in the final week of the third quarter. Four consumer discretionary stocks alone accounted for roughly half of this China-centric negative attribution: Alibaba Group Holdings Ltd., Class W, PDD, Miniso, and JD.com, Inc., Class SW. The Fund was virtually neutral positioned in China-centric investments.

  Holdings in the information technology sector significantly detracted from relative performance, due to negative stock selection, driven by a combination of strong performers the Fund did not own (or held at underweight positions on average). The Fund was positioned effectively neutral in this sector.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Sophus Emerging Markets Fund Class Y - $14,226	MSCI All Country World Index (regulatory broad based index) - $24,184	MSCI Emerging Markets Index - $14,293
12/14	$10,000	$10,000	$10,000
12/15	$8,727	$9,764	$8,508
12/16	$9,675	$10,532	$9,460
12/17	$13,796	$13,056	$12,987
12/18	$11,207	$11,827	$11,094
12/19	$13,830	$14,973	$13,139
12/20	$16,195	$17,407	$15,544
12/21	$15,545	$20,633	$15,149
12/22	$12,102	$16,844	$12,105
12/23	$13,478	$20,584	$13,295
12/24	$14,226	$24,184	$14,293

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	5.56%	0.57%	3.59%
MSCI All Country World IndexFootnote Reference1	17.49%	10.06%	9.23%
MSCI Emerging Markets IndexFootnote Reference2	7.50%	1.70%	3.64%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 343,742,000
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 3,722,000
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$343,742
Number of Holdings	125
Investment Advisory Fees	$3,722
Portfolio Turnover	96%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.6%
Real Estate	2.9%
Energy	3.0%
Materials	5.0%
Health Care	5.9%
Industrials	8.4%
Communication Services	8.6%
Consumer Discretionary	14.6%
Financials	20.2%
Information TechnologyFootnote Reference**	25.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168370
Shareholder Report [Line Items]
Fund Name	Victory Low Duration Bond Fund
Class Name	Class A
Trading Symbol	RLDAX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Low Duration Bond Fund Class A @ NAV - $12,004	Victory Low Duration Bond Fund Class A @ MOP - $11,735	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,432	Bloomberg U.S. Government/Credit 1-3 Year Bond Index - $11,467
12/14	$10,000	$9,776	$10,000	$10,000
12/15	$10,052	$9,827	$10,055	$10,056
12/16	$10,233	$10,003	$10,321	$10,143
12/17	$10,383	$10,151	$10,687	$10,186
12/18	$10,459	$10,225	$10,688	$10,345
12/19	$10,827	$10,584	$11,620	$10,716
12/20	$11,243	$10,991	$12,492	$11,055
12/21	$11,323	$11,069	$12,299	$10,988
12/22	$10,912	$10,668	$10,699	$10,569
12/23	$11,420	$11,164	$11,291	$11,023
12/24	$12,004	$11,735	$11,432	$11,467

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	5.11%	2.09%	1.84%
Class A @ MOP	2.70%	1.62%	1.61%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	1.25%	-0.33%	1.35%
Bloomberg U.S. Government/Credit 1-3 Year Bond IndexFootnote Reference2	4.03%	1.36%	1.38%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
Material Change Description [Text Block]	the Fund's Class R shares converted to Class A shares
Material Change Date	Mar. 29, 2024
AssetsNet	$ 102,374,000
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 533,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$102,374
Number of Holdings	216
Investment Advisory Fees	$533
Portfolio Turnover	38%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Asset-Backed Securities	25.9%
Corporate Bonds	25.0%
Collateralized Mortgage Obligations	21.8%
Yankee Dollars	11.1%
U.S. Treasury Obligations	10.3%
U.S. Government Agency Mortgages	2.8%
OtherFootnote Reference**	0.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 29, 2024the Fund's Class R shares converted to Class A shares. For more complete information, you may review the Fund's prospectus, issued May 1, 2024.
C000168371
Shareholder Report [Line Items]
Fund Name	Victory Low Duration Bond Fund
Class Name	Class C
Trading Symbol	RLDCX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$165	1.62%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.62%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Low Duration Bond Fund Class C @ NAV - $11,305	Victory Low Duration Bond Fund Class C @ CDSC - $11,305	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,432	Bloomberg U.S. Government/Credit 1-3 Year Bond Index - $11,467
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,980	$9,980	$10,055	$10,056
12/16	$10,074	$10,074	$10,321	$10,143
12/17	$10,144	$10,144	$10,687	$10,186
12/18	$10,140	$10,140	$10,688	$10,345
12/19	$10,424	$10,424	$11,620	$10,716
12/20	$10,742	$10,742	$12,492	$11,055
12/21	$10,735	$10,735	$12,299	$10,988
12/22	$10,277	$10,277	$10,699	$10,569
12/23	$10,755	$10,755	$11,291	$11,023
12/24	$11,305	$11,305	$11,432	$11,467

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	4.29%	1.32%	1.23%
Class C @ CDSC	3.29%	1.32%	1.23%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	1.25%	-0.33%	1.35%
Bloomberg U.S. Government/Credit 1-3 Year Bond IndexFootnote Reference2	4.03%	1.36%	1.38%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 102,374,000
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 533,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$102,374
Number of Holdings	216
Investment Advisory Fees	$533
Portfolio Turnover	38%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Asset-Backed Securities	25.9%
Corporate Bonds	25.0%
Collateralized Mortgage Obligations	21.8%
Yankee Dollars	11.1%
U.S. Treasury Obligations	10.3%
U.S. Government Agency Mortgages	2.8%
OtherFootnote Reference**	0.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168373
Shareholder Report [Line Items]
Fund Name	Victory Low Duration Bond Fund
Class Name	Class Y
Trading Symbol	RSDYX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Low Duration Bond Fund Class Y - $12,297	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,432	Bloomberg U.S. Government/Credit 1-3 Year Bond Index - $11,467
12/14	$10,000	$10,000	$10,000
12/15	$10,074	$10,055	$10,056
12/16	$10,280	$10,321	$10,143
12/17	$10,456	$10,687	$10,186
12/18	$10,556	$10,688	$10,345
12/19	$10,953	$11,620	$10,716
12/20	$11,400	$12,492	$11,055
12/21	$11,508	$12,299	$10,988
12/22	$11,128	$10,699	$10,569
12/23	$11,660	$11,291	$11,023
12/24	$12,297	$11,432	$11,467

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	5.47%	2.34%	2.09%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	1.25%	-0.33%	1.35%
Bloomberg U.S. Government/Credit 1-3 Year Bond IndexFootnote Reference2	4.03%	1.36%	1.38%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 102,374,000
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 533,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$102,374
Number of Holdings	216
Investment Advisory Fees	$533
Portfolio Turnover	38%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Asset-Backed Securities	25.9%
Corporate Bonds	25.0%
Collateralized Mortgage Obligations	21.8%
Yankee Dollars	11.1%
U.S. Treasury Obligations	10.3%
U.S. Government Agency Mortgages	2.8%
OtherFootnote Reference**	0.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168374
Shareholder Report [Line Items]
Fund Name	Victory High Yield Fund
Class Name	Class A
Trading Symbol	GUHYX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory High Yield Fund Class A @ NAV - $15,803	Victory High Yield Fund Class A @ MOP - $15,448	Bloomberg U.S. Universal Index (regulatory broad based index) - $11,875	Bloomberg U.S. Corporate High Yield Index - $16,552
12/14	$10,000	$9,775	$10,000	$10,000
12/15	$9,549	$9,334	$10,043	$9,553
12/16	$11,019	$10,771	$10,436	$11,190
12/17	$12,113	$11,840	$10,862	$12,029
12/18	$12,146	$11,873	$10,835	$11,779
12/19	$13,957	$13,643	$11,841	$13,466
12/20	$15,019	$14,681	$12,739	$14,424
12/21	$15,749	$15,395	$12,598	$15,185
12/22	$13,092	$12,798	$10,961	$13,486
12/23	$14,596	$14,267	$11,638	$15,299
12/24	$15,803	$15,448	$11,875	$16,552

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	8.27%	2.52%	4.68%
Class A @ MOP	5.91%	2.07%	4.44%
Bloomberg U.S. Universal IndexFootnote Reference1	2.04%	0.06%	1.73%
Bloomberg U.S. Corporate High Yield IndexFootnote Reference2	8.19%	4.21%	5.17%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
Material Change Description [Text Block]	VCM terminated the Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC and effective October 4, 2024, VCM continues to serve as the High Yield Fund's adviser and members of VCM's Victory Income Investors franchise serves as the High Yield Fund's portfolio managers
Material Change Date	Oct. 03, 2024
AssetsNet	$ 144,671,000
Holdings Count | Holding	218
Advisory Fees Paid, Amount	$ 1,063,000
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$144,671
Number of Holdings	218
Investment Advisory Fees	$1,063
Portfolio Turnover	88%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	61.3%
Yankee Dollars	16.4%
Senior Secured Loans	7.5%
Exchange-Traded Funds	2.9%
OtherFootnote Reference**	0.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective October 3, 2024, VCM terminated the Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC and effective October 4, 2024, VCM continues to serve as the High Yield Fund's adviser and members of VCM's Victory Income Investors franchise serves as the High Yield Fund's portfolio managers.

For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

C000168375
Shareholder Report [Line Items]
Fund Name	Victory High Yield Fund
Class Name	Class C
Trading Symbol	RHYCX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$176	1.70%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.70%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory High Yield Fund Class C @ NAV - $14,966	Victory High Yield Fund Class C @ CDSC - $14,966	Bloomberg U.S. Universal Index (regulatory broad based index) - $11,875	Bloomberg U.S. Corporate High Yield Index - $16,552
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,484	$9,484	$10,043	$9,553
12/16	$10,867	$10,867	$10,436	$11,190
12/17	$11,865	$11,865	$10,862	$12,029
12/18	$11,814	$11,814	$10,835	$11,779
12/19	$13,497	$13,497	$11,841	$13,466
12/20	$14,399	$14,399	$12,739	$14,424
12/21	$15,013	$15,013	$12,598	$15,185
12/22	$12,399	$12,399	$10,961	$13,486
12/23	$13,823	$13,823	$11,638	$15,299
12/24	$14,966	$14,966	$11,875	$16,552

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	7.30%	1.75%	4.11%
Class C @ CDSC	6.30%	1.75%	4.11%
Bloomberg U.S. Universal IndexFootnote Reference1	2.04%	0.06%	1.73%
Bloomberg U.S. Corporate High Yield IndexFootnote Reference2	8.19%	4.21%	5.17%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
Material Change Description [Text Block]	VCM terminated the Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC and effective October 4, 2024, VCM continues to serve as the High Yield Fund's adviser and members of VCM's Victory Income Investors franchise serves as the High Yield Fund's portfolio managers
Material Change Date	Oct. 03, 2024
AssetsNet	$ 144,671,000
Holdings Count | Holding	218
Advisory Fees Paid, Amount	$ 1,063,000
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$144,671
Number of Holdings	218
Investment Advisory Fees	$1,063
Portfolio Turnover	88%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	61.3%
Yankee Dollars	16.4%
Senior Secured Loans	7.5%
Exchange-Traded Funds	2.9%
OtherFootnote Reference**	0.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective October 3, 2024, VCM terminated the Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC and effective October 4, 2024, VCM continues to serve as the High Yield Fund's adviser and members of VCM's Victory Income Investors franchise serves as the High Yield Fund's portfolio managers.

For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

C000168376
Shareholder Report [Line Items]
Fund Name	Victory High Yield Fund
Class Name	Class R
Trading Symbol	RHYKX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$141	1.35%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory High Yield Fund Class R - $15,346	Bloomberg U.S. Universal Index (regulatory broad based index) - $11,875	Bloomberg U.S. Corporate High Yield Index - $16,552
12/14	$10,000	$10,000	$10,000
12/15	$9,518	$10,043	$9,553
12/16	$10,926	$10,436	$11,190
12/17	$11,979	$10,862	$12,029
12/18	$11,970	$10,835	$11,779
12/19	$13,704	$11,841	$13,466
12/20	$14,696	$12,739	$14,424
12/21	$15,365	$12,598	$15,185
12/22	$12,742	$10,961	$13,486
12/23	$14,155	$11,638	$15,299
12/24	$15,346	$11,875	$16,552

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R	8.41%	2.29%	4.38%
Bloomberg U.S. Universal IndexFootnote Reference1	2.04%	0.06%	1.73%
Bloomberg U.S. Corporate High Yield IndexFootnote Reference2	8.19%	4.21%	5.17%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Material Change Description [Text Block]	VCM terminated the Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC and effective October 4, 2024, VCM continues to serve as the High Yield Fund's adviser and members of VCM's Victory Income Investors franchise serves as the High Yield Fund's portfolio managers
Material Change Date	Oct. 03, 2024
AssetsNet	$ 144,671,000
Holdings Count | Holding	218
Advisory Fees Paid, Amount	$ 1,063,000
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$144,671
Number of Holdings	218
Investment Advisory Fees	$1,063
Portfolio Turnover	88%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	61.3%
Yankee Dollars	16.4%
Senior Secured Loans	7.5%
Exchange-Traded Funds	2.9%
OtherFootnote Reference**	0.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective October 3, 2024, VCM terminated the Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC and effective October 4, 2024, VCM continues to serve as the High Yield Fund's adviser and members of VCM's Victory Income Investors franchise serves as the High Yield Fund's portfolio managers.

For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

C000168377
Shareholder Report [Line Items]
Fund Name	Victory High Yield Fund
Class Name	Class Y
Trading Symbol	RSYYX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory High Yield Fund Class Y - $16,212	Bloomberg U.S. Universal Index (regulatory broad based index) - $11,875	Bloomberg U.S. Corporate High Yield Index - $16,552
12/14	$10,000	$10,000	$10,000
12/15	$9,566	$10,043	$9,553
12/16	$11,071	$10,436	$11,190
12/17	$12,204	$10,862	$12,029
12/18	$12,267	$10,835	$11,779
12/19	$14,138	$11,841	$13,466
12/20	$15,230	$12,739	$14,424
12/21	$16,039	$12,598	$15,185
12/22	$13,379	$10,961	$13,486
12/23	$14,960	$11,638	$15,299
12/24	$16,212	$11,875	$16,552

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	8.37%	2.78%	4.95%
Bloomberg U.S. Universal IndexFootnote Reference1	2.04%	0.06%	1.73%
Bloomberg U.S. Corporate High Yield IndexFootnote Reference2	8.19%	4.21%	5.17%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Material Change Description [Text Block]	VCM terminated the Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC and effective October 4, 2024, VCM continues to serve as the High Yield Fund's adviser and members of VCM's Victory Income Investors franchise serves as the High Yield Fund's portfolio managers
Material Change Date	Oct. 03, 2024
AssetsNet	$ 144,671,000
Holdings Count | Holding	218
Advisory Fees Paid, Amount	$ 1,063,000
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$144,671
Number of Holdings	218
Investment Advisory Fees	$1,063
Portfolio Turnover	88%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	61.3%
Yankee Dollars	16.4%
Senior Secured Loans	7.5%
Exchange-Traded Funds	2.9%
OtherFootnote Reference**	0.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective October 3, 2024, VCM terminated the Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC and effective October 4, 2024, VCM continues to serve as the High Yield Fund's adviser and members of VCM's Victory Income Investors franchise serves as the High Yield Fund's portfolio managers.

For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

C000168378
Shareholder Report [Line Items]
Fund Name	Victory Tax-Exempt Fund
Class Name	Class A
Trading Symbol	GUTEX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

AAA municipal bond interest rates ended 2024 at higher levels across most of the maturity spectrum. In addition, municipal credit spreads tightened by year end.

Top contributors to performance:

  Security selection in the continuing care retirement center (CCRC) and tax revenue sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the A and BBB rating categories.

  Overweight allocation to the BBB rating category.

Top detractors from performance:

  The Fund’s duration (sensitivity to interest rates) was higher than that of the Index, which drove underperformance as interest rates increased during the reporting period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Tax-Exempt Fund Class A @ NAV - $12,743	Victory Tax-Exempt Fund Class A @ MOP - $12,456	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,494
12/14	$10,000	$9,774	$10,000
12/15	$10,276	$10,044	$10,330
12/16	$10,132	$9,903	$10,356
12/17	$10,931	$10,684	$10,920
12/18	$11,006	$10,758	$11,060
12/19	$11,977	$11,707	$11,893
12/20	$12,623	$12,338	$12,513
12/21	$13,121	$12,825	$12,703
12/22	$11,586	$11,325	$11,620
12/23	$12,384	$12,105	$12,364
12/24	$12,743	$12,456	$12,494

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	2.90%	1.25%	2.45%
Class A @ MOP	0.54%	0.78%	2.22%
Bloomberg Municipal Bond IndexFootnote Reference1	1.05%	0.99%	2.25%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 36,150,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 179,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$36,150
Number of Holdings	64
Investment Advisory Fees	$179
Portfolio Turnover	18%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
Tobacco Settlement	5.5%
Water	5.6%
Development	5.9%
Higher Education	6.5%
Transportation	8.2%
Airport	8.4%
Nursing Homes	11.9%
General	12.3%
Medical	12.5%
Education	12.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168379
Shareholder Report [Line Items]
Fund Name	Victory Tax-Exempt Fund
Class Name	Class C
Trading Symbol	RETCX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$162	1.60%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

AAA municipal bond interest rates ended 2024 at higher levels across most of the maturity spectrum. In addition, municipal credit spreads tightened by year end.

Top contributors to performance:

  Security selection in the continuing care retirement center (CCRC) and tax revenue sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the A and BBB rating categories.

  Overweight allocation to the BBB rating category.

Top detractors from performance:

  The Fund’s duration (sensitivity to interest rates) was higher than that of the Index, which drove underperformance as interest rates increased during the reporting period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Tax-Exempt Fund Class C @ NAV - $11,968	Victory Tax-Exempt Fund Class C @ CDSC - $11,968	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,494
12/14	$10,000	$10,000	$10,000
12/15	$10,204	$10,204	$10,330
12/16	$9,980	$9,980	$10,356
12/17	$10,670	$10,670	$10,920
12/18	$10,670	$10,670	$11,060
12/19	$11,520	$11,520	$11,893
12/20	$12,045	$12,045	$12,513
12/21	$12,422	$12,422	$12,703
12/22	$10,882	$10,882	$11,620
12/23	$11,631	$11,631	$12,364
12/24	$11,968	$11,968	$12,494

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	2.09%	0.45%	1.81%
Class C @ CDSC	1.10%	0.45%	1.81%
Bloomberg Municipal Bond IndexFootnote Reference1	1.05%	0.99%	2.25%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 36,150,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 179,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$36,150
Number of Holdings	64
Investment Advisory Fees	$179
Portfolio Turnover	18%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
Tobacco Settlement	5.5%
Water	5.6%
Development	5.9%
Higher Education	6.5%
Transportation	8.2%
Airport	8.4%
Nursing Homes	11.9%
General	12.3%
Medical	12.5%
Education	12.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168380
Shareholder Report [Line Items]
Fund Name	Victory Tax-Exempt Fund
Class Name	Class Y
Trading Symbol	RSTYX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

AAA municipal bond interest rates ended 2024 at higher levels across most of the maturity spectrum. In addition, municipal credit spreads tightened by year end.

Top contributors to performance:

  Security selection in the continuing care retirement center (CCRC) and tax revenue sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the A and BBB rating categories.

  Overweight allocation to the BBB rating category.

Top detractors from performance:

  The Fund’s duration (sensitivity to interest rates) was higher than that of the Index, which drove underperformance as interest rates increased during the reporting period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Tax-Exempt Fund Class Y - $12,898	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,494
12/14	$10,000	$10,000
12/15	$10,287	$10,330
12/16	$10,164	$10,356
12/17	$10,967	$10,920
12/18	$11,054	$11,060
12/19	$12,055	$11,893
12/20	$12,719	$12,513
12/21	$13,235	$12,703
12/22	$11,700	$11,620
12/23	$12,520	$12,364
12/24	$12,898	$12,494

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	3.02%	1.36%	2.58%
Bloomberg Municipal Bond IndexFootnote Reference1	1.05%	0.99%	2.25%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 36,150,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 179,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$36,150
Number of Holdings	64
Investment Advisory Fees	$179
Portfolio Turnover	18%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
Tobacco Settlement	5.5%
Water	5.6%
Development	5.9%
Higher Education	6.5%
Transportation	8.2%
Airport	8.4%
Nursing Homes	11.9%
General	12.3%
Medical	12.5%
Education	12.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168381
Shareholder Report [Line Items]
Fund Name	Victory High Income Municipal Bond Fund
Class Name	Class A
Trading Symbol	RSHMX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

AAA municipal bond interest rates ended 2024 at higher levels across most of the maturity spectrum. In addition, municipal credit spreads tightened by year end.

Top contributors to performance:

  Security selection in the continuing care retirement center (CCRC) and education sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the BBB, BB, and unrated rating categories.

Top detractors from performance:

  The Fund’s duration (sensitivity to interest rates) was higher than that of the Bloomberg Municipal Bond Index, which drove underperformance as interest rates increased during the reporting period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory High Income Municipal Bond Fund Class A @ NAV - $13,385	Victory High Income Municipal Bond Fund Class A @ MOP - $13,083	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,494	Bloomberg High Yield Municipal Bond Index - $15,209
12/14	$10,000	$9,775	$10,000	$10,000
12/15	$10,451	$10,215	$10,330	$10,181
12/16	$10,342	$10,109	$10,356	$10,485
12/17	$11,258	$11,004	$10,920	$11,502
12/18	$11,296	$11,041	$11,060	$12,049
12/19	$12,204	$11,928	$11,893	$13,335
12/20	$12,877	$12,587	$12,513	$13,987
12/21	$13,639	$13,331	$12,703	$15,074
12/22	$11,664	$11,401	$11,620	$13,099
12/23	$12,529	$12,246	$12,364	$14,305
12/24	$13,385	$13,083	$12,494	$15,209

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	6.83%	1.86%	2.96%
Class A @ MOP	4.48%	1.40%	2.72%
Bloomberg Municipal Bond IndexFootnote Reference1	1.05%	0.99%	2.25%
Bloomberg High Yield Municipal Bond IndexFootnote Reference2	6.32%	2.66%	4.28%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 36,074,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 181,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$36,074
Number of Holdings	78
Investment Advisory Fees	$181
Portfolio Turnover	8%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
General Obligation	1.4%
Housing	2.3%
Pollution	3.6%
Transportation	4.7%
Medical	7.9%
Higher Education	8.9%
General	9.3%
Nursing Homes	15.6%
Development	17.6%
Education	24.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168382
Shareholder Report [Line Items]
Fund Name	Victory High Income Municipal Bond Fund
Class Name	Class C
Trading Symbol	RSHCX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$162	1.57%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

AAA municipal bond interest rates ended 2024 at higher levels across most of the maturity spectrum. In addition, municipal credit spreads tightened by year end.

Top contributors to performance:

  Security selection in the continuing care retirement center (CCRC) and education sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the BBB, BB, and unrated rating categories.

Top detractors from performance:

  The Fund’s duration (sensitivity to interest rates) was higher than that of the Bloomberg Municipal Bond Index, which drove underperformance as interest rates increased during the reporting period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory High Income Municipal Bond Fund Class C @ NAV - $12,590	Victory High Income Municipal Bond Fund Class C @ CDSC - $12,590	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,494	Bloomberg High Yield Municipal Bond Index - $15,209
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$10,371	$10,371	$10,330	$10,181
12/16	$10,185	$10,185	$10,356	$10,485
12/17	$11,002	$11,002	$10,920	$11,502
12/18	$10,954	$10,954	$11,060	$12,049
12/19	$11,745	$11,745	$11,893	$13,335
12/20	$12,299	$12,299	$12,513	$13,987
12/21	$12,929	$12,929	$12,703	$15,074
12/22	$10,972	$10,972	$11,620	$13,099
12/23	$11,785	$11,785	$12,364	$14,305
12/24	$12,590	$12,590	$12,494	$15,209

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	6.02%	1.09%	2.33%
Class C @ CDSC	5.02%	1.09%	2.33%
Bloomberg Municipal Bond IndexFootnote Reference1	1.05%	0.99%	2.25%
Bloomberg High Yield Municipal Bond IndexFootnote Reference2	6.32%	2.66%	4.28%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 36,074,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 181,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$36,074
Number of Holdings	78
Investment Advisory Fees	$181
Portfolio Turnover	8%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
General Obligation	1.4%
Housing	2.3%
Pollution	3.6%
Transportation	4.7%
Medical	7.9%
Higher Education	8.9%
General	9.3%
Nursing Homes	15.6%
Development	17.6%
Education	24.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168383
Shareholder Report [Line Items]
Fund Name	Victory High Income Municipal Bond Fund
Class Name	Class Y
Trading Symbol	RHMYX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

AAA municipal bond interest rates ended 2024 at higher levels across most of the maturity spectrum. In addition, municipal credit spreads tightened by year end.

Top contributors to performance:

  Security selection in the continuing care retirement center (CCRC) and education sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the BBB, BB, and unrated rating categories.

Top detractors from performance:

  The Fund’s duration (sensitivity to interest rates) was higher than that of the Bloomberg Municipal Bond Index, which drove underperformance as interest rates increased during the reporting period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory High Income Municipal Bond Fund Class Y - $13,709	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,494	Bloomberg High Yield Municipal Bond Index - $15,209
12/14	$10,000	$10,000	$10,000
12/15	$10,475	$10,330	$10,181
12/16	$10,390	$10,356	$10,485
12/17	$11,336	$10,920	$11,502
12/18	$11,401	$11,060	$12,049
12/19	$12,346	$11,893	$13,335
12/20	$13,057	$12,513	$13,987
12/21	$13,861	$12,703	$15,074
12/22	$11,881	$11,620	$13,099
12/23	$12,804	$12,364	$14,305
12/24	$13,709	$12,494	$15,209

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	7.07%	2.12%	3.20%
Bloomberg Municipal Bond IndexFootnote Reference1	1.05%	0.99%	2.25%
Bloomberg High Yield Municipal Bond IndexFootnote Reference2	6.32%	2.66%	4.28%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 36,074,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 181,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$36,074
Number of Holdings	78
Investment Advisory Fees	$181
Portfolio Turnover	8%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
General Obligation	1.4%
Housing	2.3%
Pollution	3.6%
Transportation	4.7%
Medical	7.9%
Higher Education	8.9%
General	9.3%
Nursing Homes	15.6%
Development	17.6%
Education	24.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000219867
Shareholder Report [Line Items]
Fund Name	Victory High Income Municipal Bond Fund
Class Name	Member Class
Trading Symbol	RHMMX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

AAA municipal bond interest rates ended 2024 at higher levels across most of the maturity spectrum. In addition, municipal credit spreads tightened by year end.

Top contributors to performance:

  Security selection in the continuing care retirement center (CCRC) and education sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the BBB, BB, and unrated rating categories.

Top detractors from performance:

  The Fund’s duration (sensitivity to interest rates) was higher than that of the Bloomberg Municipal Bond Index, which drove underperformance as interest rates increased during the reporting period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory High Income Municipal Bond Fund Member Class - $10,896	Bloomberg Municipal Bond Index (regulatory broad based index) - $10,195	Bloomberg High Yield Municipal Bond Index - $11,339
11/20Footnote Reference*	$10,000	$10,000	$10,000
12/20	$10,411	$10,210	$10,428
12/21	$11,043	$10,365	$11,238
12/22	$9,458	$9,481	$9,766
12/23	$10,174	$10,088	$10,665
12/24	$10,896	$10,195	$11,339

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Member Class	7.10%	2.08%
Bloomberg Municipal Bond IndexFootnote Reference1	1.05%	0.46%
Bloomberg High Yield Municipal Bond IndexFootnote Reference2	6.32%	3.07%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 36,074,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 181,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$36,074
Number of Holdings	78
Investment Advisory Fees	$181
Portfolio Turnover	8%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
General Obligation	1.4%
Housing	2.3%
Pollution	3.6%
Transportation	4.7%
Medical	7.9%
Higher Education	8.9%
General	9.3%
Nursing Homes	15.6%
Development	17.6%
Education	24.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168384
Shareholder Report [Line Items]
Fund Name	Victory Floating Rate Fund
Class Name	Class A
Trading Symbol	RSFLX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  The Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index (the “Index”) benefited from its overweight holdings in the telecommunication services sector.

  Security selection in the health care, retail, and software & services sectors contributed to the Fund’s performance relative to the Index.

  The Fund’s positioning in favor of lower-quality, higher-yielding loans aided relative performance.

  The Fund’s out of benchmark exposures to corporate bonds contributed positively to the Fund's returns relative to the Index.

Top detractors from performance:

  The Fund’s overweight holdings in the media & entertainment sector detracted from performance relative to the Index.

  Security selection in pharmaceuticals, capital goods, and energy sectors detracted from the Fund’s performance relative to the Index.

  The Fund’s Exchange-Trade Funds comprised of senior secured loans and cash holdings detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Floating Rate Fund Class A @ NAV - $14,858	Victory Floating Rate Fund Class A @ MOP - $14,518	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,432	Morningstar LSTA US Leveraged Loan Index - $16,521
12/14	$10,000	$9,771	$10,000	$10,000
12/15	$9,697	$9,475	$10,055	$9,931
12/16	$10,895	$10,645	$10,321	$10,938
12/17	$11,304	$11,045	$10,687	$11,387
12/18	$11,352	$11,092	$10,688	$11,441
12/19	$12,422	$12,138	$11,620	$12,429
12/20	$13,019	$12,721	$12,492	$12,818
12/21	$13,526	$13,216	$12,299	$13,485
12/22	$12,577	$12,289	$10,699	$13,378
12/23	$13,714	$13,400	$11,291	$15,155
12/24	$14,858	$14,518	$11,432	$16,521

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	8.08%	3.65%	4.04%
Class A @ MOP	5.86%	3.17%	3.80%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	1.25%	-0.33%	1.35%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference2	9.01%	5.86%	5.15%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
Material Change Description [Text Block]	the Fund's Class R shares converted to Class A shares
Material Change Date	Mar. 29, 2024
AssetsNet	$ 466,448,000
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 4,336,000
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$466,448
Number of Holdings	137
Investment Advisory Fees	$4,336
Portfolio Turnover	52%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	0.9%
Consumer Staples	2.0%
Energy	3.6%
Information Technology	3.9%
Materials	5.1%
Financials	9.6%
Communication Services	9.8%
Industrials	14.5%
Health Care	16.7%
Consumer Discretionary	23.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 29, 2024the Fund's Class R shares converted to Class A shares.

The Fund was sub-advised by Park Avenue Institutional Investors LLC through October 3, 2024. VCM has entered into an Interim Sub-Advisory Agreement with Amundi Asset Management US, Inc, effective as of October 4, 2024, which expires on the close of business on February 28, 2025. Effective February 28, 2025, the Victory Income Investors franchise of VCM will manage the Fund. No changes to the Fund's investment objective or principal investment strategies are expected.

For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

Material Fund Change Adviser [Text Block]	VCM has entered into an Interim Sub-Advisory Agreement with Amundi Asset Management US, Inc, effective as of October 4, 2024, which expires on the close of business on February 28, 2025. Effective February 28, 2025, the Victory Income Investors franchise of VCM will manage the Fund. No changes to the Fund's investment objective or principal investment strategies are expected
C000168385
Shareholder Report [Line Items]
Fund Name	Victory Floating Rate Fund
Class Name	Class C
Trading Symbol	RSFCX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$187	1.80%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  The Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index (the “Index”) benefited from its overweight holdings in the telecommunication services sector.

  Security selection in the health care, retail, and software & services sectors contributed to the Fund’s performance relative to the Index.

  The Fund’s positioning in favor of lower-quality, higher-yielding loans aided relative performance.

  The Fund’s out of benchmark exposures to corporate bonds contributed positively to the Fund's returns relative to the Index.

Top detractors from performance:

  The Fund’s overweight holdings in the media & entertainment sector detracted from performance relative to the Index.

  Security selection in pharmaceuticals, capital goods, and energy sectors detracted from the Fund’s performance relative to the Index.

  The Fund’s Exchange-Trade Funds comprised of senior secured loans and cash holdings detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Floating Rate Fund Class C @ NAV - $13,923	Victory Floating Rate Fund Class C @ CDSC - $13,923	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,432	Morningstar LSTA US Leveraged Loan Index - $16,521
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,609	$9,609	$10,055	$9,931
12/16	$10,721	$10,721	$10,321	$10,938
12/17	$11,036	$11,036	$10,687	$11,387
12/18	$10,994	$10,994	$10,688	$11,441
12/19	$11,928	$11,928	$11,620	$12,429
12/20	$12,401	$12,401	$12,492	$12,818
12/21	$12,779	$12,779	$12,299	$13,485
12/22	$11,785	$11,785	$10,699	$13,378
12/23	$12,851	$12,851	$11,291	$15,155
12/24	$13,923	$13,923	$11,432	$16,521

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	7.32%	2.83%	3.36%
Class C @ CDSC	6.46%	2.83%	3.36%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	1.25%	-0.33%	1.35%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference2	9.01%	5.86%	5.15%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 466,448,000
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 4,336,000
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$466,448
Number of Holdings	137
Investment Advisory Fees	$4,336
Portfolio Turnover	52%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	0.9%
Consumer Staples	2.0%
Energy	3.6%
Information Technology	3.9%
Materials	5.1%
Financials	9.6%
Communication Services	9.8%
Industrials	14.5%
Health Care	16.7%
Consumer Discretionary	23.6%

Material Fund Change [Text Block]

Material Fund Changes

The Fund was sub-advised by Park Avenue Institutional Investors LLC through October 3, 2024. VCM has entered into an Interim Sub-Advisory Agreement with Amundi Asset Management US, Inc, effective as of October 4, 2024, which expires on the close of business on February 28, 2025. Effective February 28, 2025, the Victory Income Investors franchise of VCM will manage the Fund. No changes to the Fund's investment objective or principal investment strategies are expected.

For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

Material Fund Change Adviser [Text Block]	VCM has entered into an Interim Sub-Advisory Agreement with Amundi Asset Management US, Inc, effective as of October 4, 2024, which expires on the close of business on February 28, 2025. Effective February 28, 2025, the Victory Income Investors franchise of VCM will manage the Fund. No changes to the Fund's investment objective or principal investment strategies are expected
C000168387
Shareholder Report [Line Items]
Fund Name	Victory Floating Rate Fund
Class Name	Class Y
Trading Symbol	RSFYX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  The Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index (the “Index”) benefited from its overweight holdings in the telecommunication services sector.

  Security selection in the health care, retail, and software & services sectors contributed to the Fund’s performance relative to the Index.

  The Fund’s positioning in favor of lower-quality, higher-yielding loans aided relative performance.

  The Fund’s out of benchmark exposures to corporate bonds contributed positively to the Fund's returns relative to the Index.

Top detractors from performance:

  The Fund’s overweight holdings in the media & entertainment sector detracted from performance relative to the Index.

  Security selection in pharmaceuticals, capital goods, and energy sectors detracted from the Fund’s performance relative to the Index.

  The Fund’s Exchange-Trade Funds comprised of senior secured loans and cash holdings detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Floating Rate Fund Class Y - $15,189	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,432	Morningstar LSTA US Leveraged Loan Index - $16,521
12/14	$10,000	$10,000	$10,000
12/15	$9,709	$10,055	$9,931
12/16	$10,943	$10,321	$10,938
12/17	$11,378	$10,687	$11,387
12/18	$11,451	$10,688	$11,441
12/19	$12,557	$11,620	$12,429
12/20	$13,174	$12,492	$12,818
12/21	$13,718	$12,299	$13,485
12/22	$12,784	$10,699	$13,378
12/23	$13,971	$11,291	$15,155
12/24	$15,189	$11,432	$16,521

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	8.45%	3.88%	4.27%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	1.25%	-0.33%	1.35%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference2	9.01%	5.86%	5.15%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 466,448,000
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 4,336,000
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$466,448
Number of Holdings	137
Investment Advisory Fees	$4,336
Portfolio Turnover	52%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	0.9%
Consumer Staples	2.0%
Energy	3.6%
Information Technology	3.9%
Materials	5.1%
Financials	9.6%
Communication Services	9.8%
Industrials	14.5%
Health Care	16.7%
Consumer Discretionary	23.6%

Material Fund Change [Text Block]

Material Fund Changes

The Fund was sub-advised by Park Avenue Institutional Investors LLC through October 3, 2024. VCM has entered into an Interim Sub-Advisory Agreement with Amundi Asset Management US, Inc, effective as of October 4, 2024, which expires on the close of business on February 28, 2025. Effective February 28, 2025, the Victory Income Investors franchise of VCM will manage the Fund. No changes to the Fund's investment objective or principal investment strategies are expected.

For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

Material Fund Change Adviser [Text Block]	VCM has entered into an Interim Sub-Advisory Agreement with Amundi Asset Management US, Inc, effective as of October 4, 2024, which expires on the close of business on February 28, 2025. Effective February 28, 2025, the Victory Income Investors franchise of VCM will manage the Fund. No changes to the Fund's investment objective or principal investment strategies are expected
C000219868
Shareholder Report [Line Items]
Fund Name	Victory Floating Rate Fund
Class Name	Member Class
Trading Symbol	RSFMX
Annual or Semi-Annual Statement [Text Block]	Annual shareholder report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  The Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index (the “Index”) benefited from its overweight holdings in the telecommunication services sector.

  Security selection in the health care, retail, and software & services sectors contributed to the Fund’s performance relative to the Index.

  The Fund’s positioning in favor of lower-quality, higher-yielding loans aided relative performance.

  The Fund’s out of benchmark exposures to corporate bonds contributed positively to the Fund's returns relative to the Index.

Top detractors from performance:

  The Fund’s overweight holdings in the media & entertainment sector detracted from performance relative to the Index.

  Security selection in pharmaceuticals, capital goods, and energy sectors detracted from the Fund’s performance relative to the Index.

  The Fund’s Exchange-Trade Funds comprised of senior secured loans and cash holdings detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Floating Rate Fund Member Class - $11,988	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,247	Morningstar LSTA US Leveraged Loan Index - $13,345
11/20Footnote Reference*	$10,000	$10,000	$10,000
12/20	$10,430	$10,104	$10,354
12/21	$10,862	$9,948	$10,892
12/22	$10,116	$8,654	$10,806
12/23	$11,047	$9,133	$12,242
12/24	$11,988	$9,247	$13,345

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Member Class	8.25%	4.45%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	1.25%	-1.86%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference2	9.01%	7.18%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 466,448,000
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 4,336,000
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$466,448
Number of Holdings	137
Investment Advisory Fees	$4,336
Portfolio Turnover	52%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	0.9%
Consumer Staples	2.0%
Energy	3.6%
Information Technology	3.9%
Materials	5.1%
Financials	9.6%
Communication Services	9.8%
Industrials	14.5%
Health Care	16.7%
Consumer Discretionary	23.6%

Material Fund Change [Text Block]

Material Fund Changes

The Fund was sub-advised by Park Avenue Institutional Investors LLC through October 3, 2024. VCM has entered into an Interim Sub-Advisory Agreement with Amundi Asset Management US, Inc, effective as of October 4, 2024, which expires on the close of business on February 28, 2025. Effective February 28, 2025, the Victory Income Investors franchise of VCM will manage the Fund. No changes to the Fund's investment objective or principal investment strategies are expected.

For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

Material Fund Change Adviser [Text Block]	VCM has entered into an Interim Sub-Advisory Agreement with Amundi Asset Management US, Inc, effective as of October 4, 2024, which expires on the close of business on February 28, 2025. Effective February 28, 2025, the Victory Income Investors franchise of VCM will manage the Fund. No changes to the Fund's investment objective or principal investment strategies are expected